UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01424
AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Charter Fund
Class A: CHTRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class A)	$50	1.01%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-A
Invesco Charter Fund

Invesco Charter Fund
Class C: CHTCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class C)	$86	1.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-C
Invesco Charter Fund

Invesco Charter Fund
Class R: CHRRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class R)	$62	1.26%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-R
Invesco Charter Fund

Invesco Charter Fund
Class S: CHRSX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class S)	$45	0.91%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-S
Invesco Charter Fund

Invesco Charter Fund
Class Y: CHTYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class Y)	$37	0.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-Y
Invesco Charter Fund

Invesco Charter Fund
Class R5: CHTVX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class R5)	$37	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-R5
Invesco Charter Fund

Invesco Charter Fund
Class R6: CHFTX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class R6)	$33	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CHT-SAR-R6
Invesco Charter Fund

Invesco Diversified Dividend Fund
Class A: LCEAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class A)	$41	0.83%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-A
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class C: LCEVX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class C)	$78	1.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-C
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class R: DDFRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class R)	$53	1.08%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-R
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class Y: LCEYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class Y)	$29	0.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-Y
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Investor Class: LCEIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Investor Class)	$37	0.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-INV
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class R5: DDFIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class R5)	$27	0.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-R5
Invesco Diversified Dividend Fund

Invesco Diversified Dividend Fund
Class R6: LCEFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class R6)	$23	0.47%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DDI-SAR-R6
Invesco Diversified Dividend Fund

Invesco Main Street All Cap Fund®
Class A: OMSOX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class A)	$50	1.02%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,396,741,423
Total number of portfolio holdings	81
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-SAR-A
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class C: OMSCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class C)	$87	1.78%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,396,741,423
Total number of portfolio holdings	81
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-SAR-C
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class R: OMSNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class R)	$63	1.28%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,396,741,423
Total number of portfolio holdings	81
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-SAR-R
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class Y: OMSYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class Y)	$38	0.78%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,396,741,423
Total number of portfolio holdings	81
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-SAR-Y
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class R5: MSAZX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class R5)	$34	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,396,741,423
Total number of portfolio holdings	81
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-SAR-R5
Invesco Main Street All Cap Fund®

Invesco Main Street All Cap Fund®
Class R6: IOAPX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class R6)	$34	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,396,741,423
Total number of portfolio holdings	81
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MSA-SAR-R6
Invesco Main Street All Cap Fund®

Invesco Main Street Fund®
Class A: MSIGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class A)	$39	0.79%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,977,350,202
Total number of portfolio holdings	76
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-SAR-A
Invesco Main Street Fund®

Invesco Main Street Fund®
Class C: MIGCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class C)	$76	1.56%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,977,350,202
Total number of portfolio holdings	76
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-SAR-C
Invesco Main Street Fund®

Invesco Main Street Fund®
Class R: OMGNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class R)	$52	1.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,977,350,202
Total number of portfolio holdings	76
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-SAR-R
Invesco Main Street Fund®

Invesco Main Street Fund®
Class Y: MIGYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class Y)	$27	0.56%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,977,350,202
Total number of portfolio holdings	76
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-SAR-Y
Invesco Main Street Fund®

Invesco Main Street Fund®
Class R5: MSJFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class R5)	$24	0.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,977,350,202
Total number of portfolio holdings	76
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-SAR-R5
Invesco Main Street Fund®

Invesco Main Street Fund®
Class R6: OMSIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class R6)	$24	0.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,977,350,202
Total number of portfolio holdings	76
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-MST-SAR-R6
Invesco Main Street Fund®

Invesco Rising Dividends Fund
Class A: OARDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class A)	$48	0.97%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,992,071,718
Total number of portfolio holdings	76
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-SAR-A
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class C: OCRDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class C)	$84	1.72%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,992,071,718
Total number of portfolio holdings	76
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-SAR-C
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class R: ONRDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class R)	$60	1.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,992,071,718
Total number of portfolio holdings	76
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-SAR-R
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class Y: OYRDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class Y)	$35	0.72%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,992,071,718
Total number of portfolio holdings	76
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-SAR-Y
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class R5: RSDQX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class R5)	$32	0.64%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,992,071,718
Total number of portfolio holdings	76
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-SAR-R5
Invesco Rising Dividends Fund

Invesco Rising Dividends Fund
Class R6: OIRDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class R6)	$32	0.64%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,992,071,718
Total number of portfolio holdings	76
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RISD-SAR-R6
Invesco Rising Dividends Fund

Invesco Summit Fund
Class A: ASMMX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class A)	$47	0.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-A
Invesco Summit Fund

Invesco Summit Fund
Class C: CSMMX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class C)	$83	1.73%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-C
Invesco Summit Fund

Invesco Summit Fund
Class P: SMMIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class P)	$40	0.83%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-P
Invesco Summit Fund

Invesco Summit Fund
Class S: SMMSX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class S)	$42	0.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-S
Invesco Summit Fund

Invesco Summit Fund
Class Y: ASMYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class Y)	$35	0.73%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-Y
Invesco Summit Fund

Invesco Summit Fund
Class R5: SMITX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class R5)	$33	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-R5
Invesco Summit Fund

Invesco Summit Fund
Class R6: SMISX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class R6)	$33	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SUM-SAR-R6
Invesco Summit Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Charter Fund
Nasdaq:
A: CHTRX ■ C: CHTCX ■ R: CHRRX ■ S: CHRSX ■ Y: CHTYX ■ R5: CHTVX ■ R6: CHFTX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.27%
Aerospace & Defense–2.92%
Airbus SE (France)	212,643	$36,083,496
Howmet Aerospace, Inc.	243,039	33,680,345
Northrop Grumman Corp.	49,878	24,265,647
		94,029,488
Application Software–2.59%
Intuit, Inc.	56,800	35,640,296
Salesforce, Inc.	177,478	47,690,113
		83,330,409
Asset Management & Custody Banks–0.98%
BlackRock, Inc.	34,555	31,592,254
Automobile Manufacturers–0.23%
Tesla, Inc.(b)	26,478	7,471,032
Broadline Retail–4.24%
Amazon.com, Inc.(b)	738,690	136,229,210
Building Products–0.85%
Johnson Controls International PLC	327,262	27,457,282
Cable & Satellite–0.66%
Comcast Corp., Class A	618,973	21,168,877
Communications Equipment–1.95%
Cisco Systems, Inc.	640,471	36,974,391
Motorola Solutions, Inc.	58,595	25,804,652
		62,779,043
Construction Materials–1.09%
CRH PLC	365,994	34,923,148
Consumer Finance–1.95%
American Express Co.	115,692	30,821,506
Discover Financial Services	173,938	31,773,254
		62,594,760
Consumer Staples Merchandise Retail–2.06%
Walmart, Inc.	680,826	66,210,329
Data Center REITs–0.73%
Digital Realty Trust, Inc.	146,488	23,517,184
Distillers & Vintners–0.63%
Constellation Brands, Inc., Class A	108,105	20,274,012
Diversified Banks–4.96%
JPMorgan Chase & Co.	389,530	95,286,828
U.S. Bancorp	478,746	19,312,614
Wells Fargo & Co.	629,880	44,727,779
		159,327,221
Electric Utilities–1.91%
Constellation Energy Corp.	108,436	24,228,940
PPL Corp.(c)	1,017,424	37,135,976
		61,364,916
Shares		Value
Electrical Components & Equipment–2.62%
Emerson Electric Co.	336,743	$35,395,057
Hubbell, Inc.	71,629	26,014,220
Rockwell Automation, Inc.	92,432	22,893,558
		84,302,835
Financial Exchanges & Data–1.02%
Cboe Global Markets, Inc.	147,180	32,644,524
Health Care Distributors–1.38%
McKesson Corp.	62,429	44,498,767
Health Care Equipment–3.50%
Boston Scientific Corp.(b)	481,013	49,481,807
Medtronic PLC	410,914	34,829,071
Zimmer Biomet Holdings, Inc.	274,479	28,285,061
		112,595,939
Health Care Facilities–0.76%
Tenet Healthcare Corp.(b)	170,727	24,405,425
Health Care Supplies–0.71%
Cooper Cos., Inc. (The)(b)	277,552	22,667,672
Home Improvement Retail–1.35%
Lowe’s Cos., Inc.	193,505	43,259,978
Hotels, Resorts & Cruise Lines–2.08%
Marriott International, Inc., Class A	132,002	31,493,037
Royal Caribbean Cruises Ltd.(c)	164,922	35,443,387
		66,936,424
Household Products–2.01%
Procter & Gamble Co. (The)	397,013	64,542,403
Human Resource & Employment Services–0.97%
Paylocity Holding Corp.(b)	163,122	31,335,736
Industrial REITs–1.17%
Prologis, Inc.	366,997	37,507,093
Insurance Brokers–1.26%
Arthur J. Gallagher & Co.	125,949	40,390,585
Integrated Oil & Gas–1.51%
Chevron Corp.	357,845	48,688,391
Interactive Media & Services–4.68%
Alphabet, Inc., Class A	433,171	68,787,555
Meta Platforms, Inc., Class A	148,619	81,591,831
		150,379,386
Investment Banking & Brokerage–2.43%
Charles Schwab Corp. (The)	650,635	52,961,689
Raymond James Financial, Inc.	183,056	25,085,994
		78,047,683
IT Consulting & Other Services–1.12%
Accenture PLC, Class A (Ireland)	120,060	35,915,949
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Charter Fund

Shares		Value
Life Sciences Tools & Services–1.11%
Lonza Group AG (Switzerland)	49,893	$35,848,579
Managed Health Care–1.71%
UnitedHealth Group, Inc.	133,869	55,079,061
Multi-line Insurance–1.30%
American International Group, Inc.	514,243	41,921,089
Multi-Utilities–0.89%
Ameren Corp.	286,795	28,461,536
Oil & Gas Exploration & Production–1.07%
ConocoPhillips	386,928	34,483,023
Oil & Gas Storage & Transportation–1.02%
Cheniere Energy, Inc.	141,885	32,791,042
Passenger Ground Transportation–1.06%
Uber Technologies, Inc.(b)	420,121	34,034,002
Personal Care Products–1.44%
BellRing Brands, Inc.(b)	371,075	28,624,726
Estee Lauder Cos., Inc. (The), Class A	297,268	17,824,189
		46,448,915
Pharmaceuticals–3.02%
Eli Lilly and Co.	73,926	66,455,778
Sanofi S.A., ADR	555,948	30,549,342
		97,005,120
Property & Casualty Insurance–0.88%
Hartford Insurance Group, Inc. (The)	229,807	28,190,425
Restaurants–1.28%
McDonald’s Corp.	128,691	41,136,078
Semiconductor Materials & Equipment–0.75%
ASML Holding N.V., New York Shares (Netherlands)(c)	36,058	24,089,629
Semiconductors–8.77%
Broadcom, Inc.	352,216	67,791,013
NVIDIA Corp.	1,616,088	176,024,305
Texas Instruments, Inc.	238,571	38,183,289
		281,998,607
Shares		Value
Systems Software–8.23%
Microsoft Corp.	588,433	$232,584,027
ServiceNow, Inc.(b)	33,588	32,076,876
		264,660,903
Technology Hardware, Storage & Peripherals–5.22%
Apple, Inc.	789,081	167,679,713
Tobacco–1.74%
Philip Morris International, Inc.	326,751	55,992,051
Transaction & Payment Processing Services–2.46%
Fiserv, Inc.(b)	186,044	34,338,141
Mastercard, Inc., Class A	81,780	44,820,347
		79,158,488
Total Common Stocks & Other Equity Interests (Cost $2,151,026,596)		3,159,366,216
Money Market Funds–1.77%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	19,917,594	19,917,594
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	37,010,650	37,010,650
Total Money Market Funds (Cost $56,928,244)		56,928,244
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,207,954,840)		3,216,294,460
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.33%
Invesco Private Government Fund, 4.32%(d)(e)(f)	11,981,532	11,981,532
Invesco Private Prime Fund, 4.46%(d)(e)(f)	30,968,932	30,975,126
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,956,658)		42,956,658
TOTAL INVESTMENTS IN SECURITIES–101.37% (Cost $2,250,911,498)		3,259,251,118
OTHER ASSETS LESS LIABILITIES—(1.37)%		(44,201,031)
NET ASSETS–100.00%		$3,215,050,087
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,487,906	$104,726,756	$(93,297,068)	$-	$-	$19,917,594	$370,585
Invesco Treasury Portfolio, Institutional Class	15,784,088	194,492,546	(173,265,984)	-	-	37,010,650	682,762
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Charter Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,753,944	$179,993,501	$(173,765,913)	$-	$-	$11,981,532	$93,015*
Invesco Private Prime Fund	5,756,647	383,775,529	(358,556,593)	-	(457)	30,975,126	252,889*
Total	$35,782,585	$862,988,332	$(798,885,558)	$-	$(457)	$99,884,902	$1,399,251

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Charter Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,151,026,596)*	$3,159,366,216
Investments in affiliated money market funds, at value (Cost $99,884,902)	99,884,902
Foreign currencies, at value (Cost $519)	528
Receivable for:
Fund shares sold	77,719
Dividends	1,950,079
Investment for trustee deferred compensation and retirement plans	1,385,985
Other assets	685,916
Total assets	3,263,351,345
Liabilities:
Payable for:
Dividends	75
Fund shares reacquired	2,466,452
Collateral upon return of securities loaned	42,956,658
Accrued fees to affiliates	1,310,243
Accrued trustees’ and officers’ fees and benefits	716
Accrued other operating expenses	129,962
Trustee deferred compensation and retirement plans	1,437,152
Total liabilities	48,301,258
Net assets applicable to shares outstanding	$3,215,050,087
Net assets consist of:
Shares of beneficial interest	$2,070,805,804
Distributable earnings	1,144,244,283
$3,215,050,087
Net Assets:
Class A	$3,046,605,121
Class C	$15,059,327
Class R	$17,470,540
Class S	$17,477,015
Class Y	$91,642,808
Class R5	$5,578,881
Class R6	$21,216,395
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	162,301,820
Class C	920,432
Class R	943,698
Class S	930,978
Class Y	4,850,926
Class R5	273,637
Class R6	1,041,623
Class A:
Net asset value per share	$18.77
Maximum offering price per share (Net asset value of $18.77 ÷ 94.50%)	$19.86
Class C:
Net asset value and offering price per share	$16.36
Class R:
Net asset value and offering price per share	$18.51
Class S:
Net asset value and offering price per share	$18.77
Class Y:
Net asset value and offering price per share	$18.89
Class R5:
Net asset value and offering price per share	$20.39
Class R6:
Net asset value and offering price per share	$20.37

*	At April 30, 2025, securities with an aggregate value of $42,068,722 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Charter Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $120,719)	$21,346,093
Dividends from affiliated money market funds (includes net securities lending income of $16,694)	1,070,041
Total investment income	22,416,134
Expenses:
Advisory fees	10,666,333
Administrative services fees	249,091
Custodian fees	12,044
Distribution fees:
Class A	4,071,788
Class C	85,735
Class R	46,379
Class S	14,015
Transfer agent fees — A, C, R, S and Y	1,955,814
Transfer agent fees — R5	3,012
Transfer agent fees — R6	2,786
Trustees’ and officers’ fees and benefits	22,411
Registration and filing fees	59,264
Reports to shareholders	95,632
Professional services fees	39,706
Other	24,148
Total expenses	17,348,158
Less: Fees waived and/or expense offset arrangement(s)	(88,892)
Net expenses	17,259,266
Net investment income	5,156,868
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	140,357,576
Affiliated investment securities	(457)
Foreign currencies	249
140,357,368
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(214,690,302)
Foreign currencies	8,329
(214,681,973)
Net realized and unrealized gain (loss)	(74,324,605)
Net increase (decrease) in net assets resulting from operations	$(69,167,737)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Charter Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$5,156,868	$18,285,442
Net realized gain	140,357,368	257,399,936
Change in net unrealized appreciation (depreciation)	(214,681,973)	726,772,713
Net increase (decrease) in net assets resulting from operations	(69,167,737)	1,002,458,091
Distributions to shareholders from distributable earnings:
Class A	(245,945,813)	(173,054,353)
Class C	(1,416,769)	(1,131,587)
Class R	(1,364,555)	(965,583)
Class S	(1,423,736)	(995,958)
Class Y	(7,837,840)	(5,382,506)
Class R5	(427,694)	(358,832)
Class R6	(1,318,167)	(928,591)
Total distributions from distributable earnings	(259,734,574)	(182,817,410)
Share transactions–net:
Class A	66,767,488	(138,209,460)
Class C	(985,905)	(2,866,882)
Class R	657,575	(977,888)
Class S	422,488	(488,093)
Class Y	431,130	(3,247,923)
Class R5	162,088	(1,322,154)
Class R6	4,860,583	(670,299)
Net increase (decrease) in net assets resulting from share transactions	72,315,447	(147,782,699)
Net increase (decrease) in net assets	(256,586,864)	671,857,982
Net assets:
Beginning of period	3,471,636,951	2,799,778,969
End of period	$3,215,050,087	$3,471,636,951
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Charter Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$20.67	$0.03	$(0.36)	$(0.33)	$(0.11)	$(1.46)	$(1.57)	$18.77	(2.24)%	$3,046,605	1.01%(d)	1.01%(d)	0.29%(d)	21%
Year ended 10/31/24	16.01	0.10	5.62	5.72	(0.06)	(1.00)	(1.06)	20.67	37.24	3,291,517	1.02	1.02	0.55	37
Year ended 10/31/23	15.25	0.06	1.32	1.38	(0.12)	(0.50)	(0.62)	16.01	9.44	2,653,092	1.03	1.03	0.39	84
Year ended 10/31/22	21.88	0.10 (e)	(3.58)	(3.48)	(0.08)	(3.07)	(3.15)	15.25	(18.71)	2,671,536	1.02	1.02	0.58 (e)	52
Year ended 10/31/21	15.99	0.07	6.24	6.31	(0.10)	(0.32)	(0.42)	21.88	40.10	3,609,724	1.03	1.03	0.38	47
Year ended 10/31/20	17.79	0.11	1.02	1.13	(0.13)	(2.80)	(2.93)	15.99	6.71	2,816,198	1.07	1.07	0.70	45
Class C
Six months ended 04/30/25	18.17	(0.04)	(0.31)	(0.35)	—	(1.46)	(1.46)	16.36	(2.61)	15,059	1.76 (d)	1.76 (d)	(0.46)(d)	21
Year ended 10/31/24	14.23	(0.03)	4.97	4.94	—	(1.00)	(1.00)	18.17	36.25	17,813	1.77	1.77	(0.20)	37
Year ended 10/31/23	13.60	(0.05)	1.18	1.13	—	(0.50)	(0.50)	14.23	8.65	16,336	1.78	1.78	(0.36)	84
Year ended 10/31/22	19.91	(0.03)(e)	(3.21)	(3.24)	—	(3.07)	(3.07)	13.60	(19.35)	18,306	1.77	1.77	(0.17)(e)	52
Year ended 10/31/21	14.61	(0.07)	5.69	5.62	—	(0.32)	(0.32)	19.91	39.00	27,725	1.78	1.78	(0.37)	47
Year ended 10/31/20	16.47	(0.01)	0.95	0.94	—	(2.80)	(2.80)	14.61	5.96	30,607	1.82	1.82	(0.05)	45
Class R
Six months ended 04/30/25	20.39	0.00	(0.36)	(0.36)	(0.06)	(1.46)	(1.52)	18.51	(2.40)	17,471	1.26 (d)	1.26 (d)	0.04 (d)	21
Year ended 10/31/24	15.80	0.06	5.55	5.61	(0.02)	(1.00)	(1.02)	20.39	36.95	18,603	1.27	1.27	0.30	37
Year ended 10/31/23	15.05	0.02	1.31	1.33	(0.08)	(0.50)	(0.58)	15.80	9.17	15,125	1.28	1.28	0.14	84
Year ended 10/31/22	21.63	0.06 (e)	(3.54)	(3.48)	(0.03)	(3.07)	(3.10)	15.05	(18.91)	15,653	1.27	1.27	0.33 (e)	52
Year ended 10/31/21	15.82	0.02	6.16	6.18	(0.05)	(0.32)	(0.37)	21.63	39.66	20,442	1.28	1.28	0.13	47
Year ended 10/31/20	17.62	0.07	1.01	1.08	(0.08)	(2.80)	(2.88)	15.82	6.46	16,500	1.32	1.32	0.45	45
Class S
Six months ended 04/30/25	20.68	0.04	(0.36)	(0.32)	(0.13)	(1.46)	(1.59)	18.77	(2.20)	17,477	0.91 (d)	0.91 (d)	0.39 (d)	21
Year ended 10/31/24	16.02	0.12	5.62	5.74	(0.08)	(1.00)	(1.08)	20.68	37.35	18,857	0.92	0.92	0.65	37
Year ended 10/31/23	15.26	0.08	1.32	1.40	(0.14)	(0.50)	(0.64)	16.02	9.57	14,903	0.93	0.93	0.49	84
Year ended 10/31/22	21.89	0.12 (e)	(3.58)	(3.46)	(0.10)	(3.07)	(3.17)	15.26	(18.61)	14,877	0.92	0.92	0.68 (e)	52
Year ended 10/31/21	16.00	0.09	6.23	6.32	(0.11)	(0.32)	(0.43)	21.89	40.20	21,013	0.93	0.93	0.48	47
Year ended 10/31/20	17.80	0.13	1.02	1.15	(0.15)	(2.80)	(2.95)	16.00	6.82	16,783	0.97	0.97	0.80	45
Class Y
Six months ended 04/30/25	20.82	0.05	(0.36)	(0.31)	(0.16)	(1.46)	(1.62)	18.89	(2.14)	91,643	0.76 (d)	0.76 (d)	0.54 (d)	21
Year ended 10/31/24	16.11	0.15	5.66	5.81	(0.10)	(1.00)	(1.10)	20.82	37.67	100,643	0.77	0.77	0.80	37
Year ended 10/31/23	15.35	0.10	1.32	1.42	(0.16)	(0.50)	(0.66)	16.11	9.71	80,126	0.78	0.78	0.64	84
Year ended 10/31/22	22.01	0.14 (e)	(3.60)	(3.46)	(0.13)	(3.07)	(3.20)	15.35	(18.53)	87,804	0.77	0.77	0.83 (e)	52
Year ended 10/31/21	16.09	0.12	6.26	6.38	(0.14)	(0.32)	(0.46)	22.01	40.36	116,054	0.78	0.78	0.63	47
Year ended 10/31/20	17.88	0.15	1.04	1.19	(0.18)	(2.80)	(2.98)	16.09	7.03	81,404	0.82	0.82	0.95	45
Class R5
Six months ended 04/30/25	22.35	0.06	(0.40)	(0.34)	(0.16)	(1.46)	(1.62)	20.39	(2.12)	5,579	0.75 (d)	0.75 (d)	0.55 (d)	21
Year ended 10/31/24	17.23	0.16	6.07	6.23	(0.11)	(1.00)	(1.11)	22.35	37.62	5,965	0.76	0.76	0.81	37
Year ended 10/31/23	16.36	0.12	1.42	1.54	(0.17)	(0.50)	(0.67)	17.23	9.81	5,610	0.76	0.76	0.66	84
Year ended 10/31/22	23.25	0.16 (e)	(3.85)	(3.69)	(0.13)	(3.07)	(3.20)	16.36	(18.50)	6,555	0.75	0.75	0.85 (e)	52
Year ended 10/31/21	16.98	0.14	6.60	6.74	(0.15)	(0.32)	(0.47)	23.25	40.37	9,109	0.75	0.75	0.66	47
Year ended 10/31/20	18.71	0.17	1.09	1.26	(0.19)	(2.80)	(2.99)	16.98	7.11	7,511	0.76	0.76	1.01	45
Class R6
Six months ended 04/30/25	22.33	0.07	(0.40)	(0.33)	(0.17)	(1.46)	(1.63)	20.37	(2.06)	21,216	0.68 (d)	0.68 (d)	0.62 (d)	21
Year ended 10/31/24	17.22	0.18	6.05	6.23	(0.12)	(1.00)	(1.12)	22.33	37.67	18,239	0.69	0.69	0.88	37
Year ended 10/31/23	16.36	0.13	1.41	1.54	(0.18)	(0.50)	(0.68)	17.22	9.83	14,588	0.69	0.69	0.73	84
Year ended 10/31/22	23.24	0.17 (e)	(3.83)	(3.66)	(0.15)	(3.07)	(3.22)	16.36	(18.41)	14,327	0.68	0.68	0.92 (e)	52
Year ended 10/31/21	16.97	0.15	6.60	6.75	(0.16)	(0.32)	(0.48)	23.24	40.49	20,931	0.68	0.68	0.73	47
Year ended 10/31/20	18.70	0.18	1.09	1.27	(0.20)	(2.80)	(3.00)	16.97	7.19	16,553	0.69	0.69	1.08	45

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31,
2022. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.06 and 0.32%, $(0.07)
and (0.43)%, $0.02 and 0.07%, $0.08 and 0.42%, $0.10 and 0.57%, $0.12 and 0.59% and $0.13 and 0.66% for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6
shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Charter Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Charter Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment
10
Invesco Charter Fund

of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $2,386 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $4.05 billion	0.615%
Next $3.9 billion	0.570%
Next $1.8 billion	0.545%
Over $10 billion	0.520%
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.62%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
11
Invesco Charter Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $26,366.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $63,440 in front-end sales commissions from the sale of Class A shares and $118 and $135 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $4,949 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,087,434,141	$71,932,075	$—	$3,159,366,216
Money Market Funds	56,928,244	42,956,658	—	99,884,902
Total Investments	$3,144,362,385	$114,888,733	$—	$3,259,251,118
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $62,526.
12
Invesco Charter Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $706,615,130 and $919,298,427, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,081,450,653
Aggregate unrealized (depreciation) of investments	(81,497,406)
Net unrealized appreciation of investments	$999,953,247
Cost of investments for tax purposes is $2,259,297,871.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,536,832	$30,864,179	2,169,957	$40,141,363
Class C	64,794	1,155,197	144,534	2,391,484
Class R	56,159	1,132,809	116,869	2,125,715
Class S	4,411	87,273	8,993	165,444
Class Y	533,835	10,678,443	900,494	16,885,475
Class R5	12,481	274,090	33,669	710,943
Class R6	275,657	5,913,810	104,884	2,075,320
Issued as reinvestment of dividends:
Class A	11,159,572	227,766,862	9,562,009	160,928,573
Class C	78,674	1,403,548	75,112	1,118,415
Class R	67,444	1,359,006	58,028	965,582
Class S	69,726	1,423,062	59,152	995,521
Class Y	279,481	5,737,738	233,809	3,953,716
Class R5	18,596	411,901	19,282	350,159
Class R6	53,297	1,178,940	46,548	843,908
Automatic conversion of Class C shares to Class A shares:
Class A	85,648	1,695,834	178,619	3,365,817
Class C	(98,100)	(1,695,834)	(202,465)	(3,365,817)
13
Invesco Charter Fund

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(9,701,135)	$(193,559,387)	(18,412,239)	$(342,645,213)
Class C	(105,308)	(1,848,816)	(184,674)	(3,010,964)
Class R	(92,365)	(1,834,240)	(219,630)	(4,069,185)
Class S	(54,872)	(1,087,847)	(86,897)	(1,649,058)
Class Y	(796,950)	(15,985,051)	(1,272,059)	(24,087,114)
Class R5	(24,371)	(523,903)	(111,650)	(2,383,256)
Class R6	(104,049)	(2,232,167)	(182,080)	(3,589,527)
Net increase (decrease) in share activity	3,319,457	$72,315,447	(6,959,735)	$(147,782,699)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Charter Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Charter Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
CHT-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Diversified Dividend Fund
Nasdaq:
A: LCEAX ■ C: LCEVX ■ R: DDFRX ■ Y: LCEYX ■ Investor: LCEIX ■ R5: DDFIX ■ R6: LCEFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.90%
Aerospace & Defense–4.21%
Airbus SE (France)	575,365	$97,633,976
General Electric Co.	723,320	145,777,913
Northrop Grumman Corp.	357,379	173,864,883
		417,276,772
Agricultural & Farm Machinery–1.16%
Deere & Co.	249,209	115,523,324
Apparel Retail–1.31%
Ross Stores, Inc.	473,845	65,864,455
TJX Cos., Inc. (The)	494,613	63,646,801
		129,511,256
Application Software–1.04%
Salesforce, Inc.	384,683	103,368,169
Asset Management & Custody Banks–1.39%
BlackRock, Inc.	151,004	138,056,917
Biotechnology–1.15%
AbbVie, Inc.	584,534	114,042,583
Building Products–1.92%
Carlisle Cos., Inc.(b)	190,451	72,272,345
Fortune Brands Innovations, Inc.	850,851	45,792,801
Johnson Controls International PLC	859,793	72,136,633
		190,201,779
Cable & Satellite–0.90%
Comcast Corp., Class A	2,595,860	88,778,412
Communications Equipment–1.94%
Cisco Systems, Inc.	3,337,219	192,657,653
Construction Materials–1.39%
CRH PLC	1,446,663	138,040,583
Consumer Finance–2.04%
American Express Co.	355,533	94,717,547
Capital One Financial Corp.	598,085	107,810,802
		202,528,349
Consumer Staples Merchandise Retail–3.02%
Walmart, Inc.	3,075,171	299,060,380
Diversified Banks–9.83%
Bank of America Corp.	5,595,007	223,128,879
Fifth Third Bancorp	1,693,990	60,882,001
JPMorgan Chase & Co.	1,575,040	385,286,285
PNC Financial Services Group, Inc. (The)	797,841	128,205,070
Wells Fargo & Co.	2,494,817	177,156,955
		974,659,190
Electric Utilities–3.25%
Entergy Corp.	1,823,562	151,665,652
PPL Corp.(b)	4,684,394	170,980,381
		322,646,033
Shares		Value
Electrical Components & Equipment–3.38%
Eaton Corp. PLC	566,329	$166,710,268
Emerson Electric Co.	957,865	100,681,190
Hubbell, Inc.	185,340	67,311,781
		334,703,239
Electronic Manufacturing Services–0.66%
TE Connectivity PLC (Switzerland)	448,790	65,693,880
Food Distributors–1.32%
Sysco Corp.(b)	1,827,196	130,461,794
Health Care Distributors–1.19%
Cencora, Inc.	402,304	117,742,312
Health Care Equipment–2.11%
Medtronic PLC	2,465,009	208,934,163
Health Care Services–0.58%
CVS Health Corp.	861,859	57,494,614
Health Care Supplies–0.94%
Alcon AG	952,696	92,992,657
Home Improvement Retail–2.31%
Lowe’s Cos., Inc.	1,024,442	229,024,253
Hotels, Resorts & Cruise Lines–1.32%
Marriott International, Inc., Class A	547,714	130,673,606
Household Products–2.94%
Colgate-Palmolive Co.	1,027,035	94,682,356
Procter & Gamble Co. (The)	1,209,419	196,615,247
		291,297,603
Industrial Gases–0.54%
Air Products and Chemicals, Inc.	195,910	53,109,242
Industrial Machinery & Supplies & Components–1.10%
Parker-Hannifin Corp.	180,686	109,325,871
Industrial REITs–1.18%
Prologis, Inc.	1,143,682	116,884,300
Integrated Oil & Gas–2.73%
Chevron Corp.	1,824,313	248,216,027
Suncor Energy, Inc. (Canada)	644,049	22,728,489
		270,944,516
Integrated Telecommunication Services–1.77%
AT&T, Inc.	6,347,181	175,816,914
Investment Banking & Brokerage–2.73%
Charles Schwab Corp. (The)	2,101,353	171,050,134
Morgan Stanley	861,411	99,424,058
		270,474,192
Life Sciences Tools & Services–0.54%
Lonza Group AG (Switzerland)	74,373	53,437,684
Managed Health Care–2.09%
UnitedHealth Group, Inc.	503,959	207,348,891
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Diversified Dividend Fund

Shares		Value
Movies & Entertainment–0.92%
Walt Disney Co. (The)	998,379	$90,802,570
Multi-line Insurance–1.91%
American International Group, Inc.	2,326,217	189,633,210
Multi-Utilities–1.87%
CMS Energy Corp.	1,231,519	90,701,375
Public Service Enterprise Group, Inc.	1,187,024	94,878,828
		185,580,203
Oil & Gas Exploration & Production–1.76%
ConocoPhillips	1,959,609	174,640,354
Oil & Gas Refining & Marketing–0.85%
Valero Energy Corp.	729,756	84,717,374
Oil & Gas Storage & Transportation–0.84%
Cheniere Energy, Inc.	360,729	83,368,079
Paper & Plastic Packaging Products & Materials–0.69%
Smurfit WestRock PLC	1,634,251	68,671,227
Personal Care Products–0.59%
L’Oreal S.A. (France)	132,424	58,513,617
Pharmaceuticals–4.77%
AstraZeneca PLC (United Kingdom)	358,784	51,401,836
Bristol-Myers Squibb Co.	1,750,797	87,890,010
Johnson & Johnson	1,456,269	227,629,407
Merck & Co., Inc.	618,775	52,719,630
Sanofi S.A., ADR	962,158	52,870,582
		472,511,465
Property & Casualty Insurance–0.89%
Hartford Insurance Group, Inc. (The)	716,303	87,868,889
Rail Transportation–1.86%
Union Pacific Corp.	855,912	184,585,982
Restaurants–2.20%
McDonald’s Corp.	683,547	218,495,799
Semiconductor Materials & Equipment–0.82%
ASML Holding N.V., New York Shares (Netherlands)(b)	72,070	48,148,526
Lam Research Corp.	467,844	33,530,379
		81,678,905
Semiconductors–1.86%
Broadcom, Inc.	443,442	85,349,282
Texas Instruments, Inc.	620,993	99,389,929
		184,739,211
Shares		Value
Soft Drinks & Non-alcoholic Beverages–2.93%
Coca-Cola Co. (The)	2,401,201	$174,207,133
Keurig Dr Pepper, Inc.	3,358,409	116,167,367
		290,374,500
Systems Software–2.89%
Microsoft Corp.	545,036	215,430,929
Oracle Corp.	504,659	71,015,615
		286,446,544
Telecom Tower REITs–1.07%
American Tower Corp.	469,159	105,753,130
Tobacco–2.67%
Philip Morris International, Inc.	1,542,777	264,370,267
Transaction & Payment Processing Services–1.53%
Visa, Inc., Class A	439,048	151,691,084
Total Common Stocks & Other Equity Interests (Cost $7,680,337,000)		9,607,153,541
Money Market Funds–2.81%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d)	97,539,080	97,539,080
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)(d)	181,139,010	181,139,010
Total Money Market Funds (Cost $278,678,090)		278,678,090
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $7,959,015,090)		9,885,831,631
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.86%
Invesco Private Government Fund, 4.32%(c)(d)(e)	23,646,564	23,646,564
Invesco Private Prime Fund, 4.46%(c)(d)(e)	61,627,620	61,639,945
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $85,287,979)		85,286,509
TOTAL INVESTMENTS IN SECURITIES–100.57% (Cost $8,044,303,069)		9,971,118,140
OTHER ASSETS LESS LIABILITIES—(0.57)%		(56,333,578)
NET ASSETS–100.00%		$9,914,784,562
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$62,291,541	$578,385,830	$(543,138,291)	$-	$-	$97,539,080	$1,658,070
Invesco Treasury Portfolio, Institutional Class	115,679,294	1,074,145,113	(1,008,685,397)	-	-	181,139,010	3,052,192
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,061,524	301,147,311	(297,562,271)	-	-	23,646,564	331,976*
Invesco Private Prime Fund	52,480,640	647,709,482	(638,542,379)	(1,470)	(6,328)	61,639,945	902,694*
Total	$250,512,999	$2,601,387,736	$(2,487,928,338)	$(1,470)	$(6,328)	$363,964,599	$5,944,932

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Diversified Dividend Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $7,680,337,000)*	$9,607,153,541
Investments in affiliated money market funds, at value (Cost $363,966,069)	363,964,599
Foreign currencies, at value (Cost $271)	235
Receivable for:
Investments sold	25,102,948
Fund shares sold	2,358,287
Dividends	23,047,867
Investment for trustee deferred compensation and retirement plans	694,724
Other assets	156,028
Total assets	10,022,478,229
Liabilities:
Payable for:
Fund shares reacquired	17,493,286
Collateral upon return of securities loaned	85,287,979
Accrued fees to affiliates	3,590,056
Accrued trustees’ and officers’ fees and benefits	3,414
Accrued other operating expenses	506,580
Trustee deferred compensation and retirement plans	812,352
Total liabilities	107,693,667
Net assets applicable to shares outstanding	$9,914,784,562
Net assets consist of:
Shares of beneficial interest	$7,148,516,221
Distributable earnings	2,766,268,341
$9,914,784,562
Net Assets:
Class A	$3,668,143,042
Class C	$96,999,384
Class R	$122,897,927
Class Y	$903,481,824
Investor Class	$1,484,288,708
Class R5	$1,538,890,640
Class R6	$2,100,083,037
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	208,590,069
Class C	5,625,394
Class R	6,948,543
Class Y	51,310,814
Investor Class	84,440,486
Class R5	87,536,997
Class R6	119,463,776
Class A:
Net asset value per share	$17.59
Maximum offering price per share (Net asset value of $17.59 ÷ 94.50%)	$18.61
Class C:
Net asset value and offering price per share	$17.24
Class R:
Net asset value and offering price per share	$17.69
Class Y:
Net asset value and offering price per share	$17.61
Investor Class:
Net asset value and offering price per share	$17.58
Class R5:
Net asset value and offering price per share	$17.58
Class R6:
Net asset value and offering price per share	$17.58

*	At April 30, 2025, securities with an aggregate value of $83,790,820 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Diversified Dividend Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $800,753)	$113,198,074
Dividends from affiliates (includes net securities lending income of $32,727)	4,742,989
Total investment income	117,941,063
Expenses:
Advisory fees	22,262,953
Administrative services fees	782,110
Custodian fees	51,781
Distribution fees:
Class A	4,841,211
Class C	576,852
Class R	327,899
Investor Class	1,442,937
Transfer agent fees — A, C, R, Y and Investor	4,742,995
Transfer agent fees — R5	871,430
Transfer agent fees — R6	347,787
Trustees’ and officers’ fees and benefits	51,192
Registration and filing fees	95,649
Reports to shareholders	285,430
Professional services fees	61,650
Other	72,582
Total expenses	36,814,458
Less: Fees waived and/or expense offset arrangement(s)	(170,736)
Net expenses	36,643,722
Net investment income	81,297,341
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	843,728,826
Affiliated investment securities	(6,328)
Foreign currencies	73,310
843,795,808
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,043,092,384)
Affiliated investment securities	(1,470)
Foreign currencies	312,627
(1,042,781,227)
Net realized and unrealized gain (loss)	(198,985,419)
Net increase (decrease) in net assets resulting from operations	$(117,688,078)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Diversified Dividend Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$81,297,341	$194,104,801
Net realized gain	843,795,808	1,143,240,344
Change in net unrealized appreciation (depreciation)	(1,042,781,227)	1,389,906,051
Net increase (decrease) in net assets resulting from operations	(117,688,078)	2,727,251,196
Distributions to shareholders from distributable earnings:
Class A	(394,036,786)	(277,773,007)
Class C	(12,032,890)	(11,214,576)
Class R	(12,858,226)	(8,983,617)
Class Y	(114,017,025)	(93,107,606)
Investor Class	(159,545,294)	(112,951,380)
Class R5	(179,300,360)	(139,988,939)
Class R6	(228,159,571)	(183,071,732)
Total distributions from distributable earnings	(1,099,950,152)	(827,090,857)
Share transactions–net:
Class A	140,354,932	(161,180,838)
Class C	(17,711,623)	(60,259,275)
Class R	4,635,063	(5,317,519)
Class Y	(222,021,069)	(121,788,626)
Investor Class	67,996,696	(51,827,490)
Class R5	(65,396,787)	(200,814,740)
Class R6	40,409,477	(312,183,140)
Net increase (decrease) in net assets resulting from share transactions	(51,733,311)	(913,371,628)
Net increase (decrease) in net assets	(1,269,371,541)	986,788,711
Net assets:
Beginning of period	11,184,156,103	10,197,367,392
End of period	$9,914,784,562	$11,184,156,103
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Diversified Dividend Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$19.77	$0.13	$(0.33)	$(0.20)	$(0.13)	$(1.85)	$(1.98)	$17.59	(1.40)%	$3,668,143	0.83%(d)	0.83%(d)	1.37%(d)	32%
Year ended 10/31/24	16.64	0.29	4.19	4.48	(0.30)	(1.05)	(1.35)	19.77	28.08	3,971,988	0.83	0.83	1.59	47
Year ended 10/31/23	19.08	0.30	(0.62)	(0.32)	(0.34)	(1.78)	(2.12)	16.64	(2.18)	3,478,556	0.82	0.82	1.69	39
Year ended 10/31/22	22.89	0.35	(0.56)	(0.21)	(0.37)	(3.23)	(3.60)	19.08	(0.90)	3,923,162	0.82	0.82	1.76	39
Year ended 10/31/21	17.82	0.37	5.43	5.80	(0.43)	(0.30)	(0.73)	22.89	33.06	4,287,951	0.81	0.81	1.73	34
Year ended 10/31/20	20.50	0.43	(2.07)	(1.64)	(0.46)	(0.58)	(1.04)	17.82	(8.28)	3,599,794	0.83	0.83	2.30	8
Class C
Six months ended 04/30/25	19.42	0.06	(0.33)	(0.27)	(0.06)	(1.85)	(1.91)	17.24	(1.84)	96,999	1.58 (d)	1.58 (d)	0.62 (d)	32
Year ended 10/31/24	16.36	0.15	4.12	4.27	(0.16)	(1.05)	(1.21)	19.42	27.14	128,054	1.58	1.58	0.84	47
Year ended 10/31/23	18.78	0.17	(0.61)	(0.44)	(0.20)	(1.78)	(1.98)	16.36	(2.89)	161,365	1.57	1.57	0.94	39
Year ended 10/31/22	22.57	0.20	(0.55)	(0.35)	(0.21)	(3.23)	(3.44)	18.78	(1.63)	220,377	1.57	1.57	1.01	39
Year ended 10/31/21	17.58	0.21	5.34	5.55	(0.26)	(0.30)	(0.56)	22.57	32.02	276,023	1.56	1.56	0.98	34
Year ended 10/31/20	20.22	0.29	(2.04)	(1.75)	(0.31)	(0.58)	(0.89)	17.58	(8.96)	300,883	1.58	1.58	1.55	8
Class R
Six months ended 04/30/25	19.88	0.10	(0.33)	(0.23)	(0.11)	(1.85)	(1.96)	17.69	(1.57)	122,898	1.08 (d)	1.08 (d)	1.12 (d)	32
Year ended 10/31/24	16.72	0.25	4.22	4.47	(0.26)	(1.05)	(1.31)	19.88	27.82	133,127	1.08	1.08	1.34	47
Year ended 10/31/23	19.16	0.26	(0.62)	(0.36)	(0.30)	(1.78)	(2.08)	16.72	(2.41)	116,297	1.07	1.07	1.44	39
Year ended 10/31/22	22.97	0.30	(0.56)	(0.26)	(0.32)	(3.23)	(3.55)	19.16	(1.15)	137,274	1.07	1.07	1.51	39
Year ended 10/31/21	17.89	0.32	5.44	5.76	(0.38)	(0.30)	(0.68)	22.97	32.66	193,353	1.06	1.06	1.48	34
Year ended 10/31/20	20.57	0.38	(2.07)	(1.69)	(0.41)	(0.58)	(0.99)	17.89	(8.48)	179,293	1.08	1.08	2.05	8
Class Y
Six months ended 04/30/25	19.79	0.15	(0.32)	(0.17)	(0.16)	(1.85)	(2.01)	17.61	(1.27)	903,482	0.58 (d)	0.58 (d)	1.62 (d)	32
Year ended 10/31/24	16.66	0.34	4.19	4.53	(0.35)	(1.05)	(1.40)	19.79	28.37	1,245,233	0.58	0.58	1.84	47
Year ended 10/31/23	19.10	0.35	(0.62)	(0.27)	(0.39)	(1.78)	(2.17)	16.66	(1.93)	1,153,540	0.57	0.57	1.94	39
Year ended 10/31/22	22.91	0.40	(0.56)	(0.16)	(0.42)	(3.23)	(3.65)	19.10	(0.64)	1,275,341	0.57	0.57	2.01	39
Year ended 10/31/21	17.84	0.43	5.42	5.85	(0.48)	(0.30)	(0.78)	22.91	33.35	1,620,295	0.56	0.56	1.98	34
Year ended 10/31/20	20.53	0.48	(2.08)	(1.60)	(0.51)	(0.58)	(1.09)	17.84	(8.07)	1,589,496	0.58	0.58	2.55	8
Investor Class
Six months ended 04/30/25	19.77	0.13	(0.33)	(0.20)	(0.14)	(1.85)	(1.99)	17.58	(1.40)(e)	1,484,289	0.76 (d)(e)	0.76 (d)(e)	1.44 (d)(e)	32
Year ended 10/31/24	16.64	0.32	4.18	4.50	(0.32)	(1.05)	(1.37)	19.77	28.20 (e)	1,596,064	0.72 (e)	0.72 (e)	1.70 (e)	47
Year ended 10/31/23	19.07	0.32	(0.61)	(0.29)	(0.36)	(1.78)	(2.14)	16.64	(2.03)(e)	1,385,127	0.72 (e)	0.72 (e)	1.79 (e)	39
Year ended 10/31/22	22.88	0.37	(0.56)	(0.19)	(0.39)	(3.23)	(3.62)	19.07	(0.81)(e)	1,565,529	0.73 (e)	0.73 (e)	1.85 (e)	39
Year ended 10/31/21	17.82	0.40	5.41	5.81	(0.45)	(0.30)	(0.75)	22.88	33.11 (e)	1,742,672	0.70 (e)	0.70 (e)	1.84 (e)	34
Year ended 10/31/20	20.49	0.44	(2.06)	(1.62)	(0.47)	(0.58)	(1.05)	17.82	(8.17)(e)	1,489,011	0.77 (e)	0.77 (e)	2.36 (e)	8
Class R5
Six months ended 04/30/25	19.77	0.15	(0.33)	(0.18)	(0.16)	(1.85)	(2.01)	17.58	(1.31)	1,538,891	0.54 (d)	0.54 (d)	1.66 (d)	32
Year ended 10/31/24	16.64	0.35	4.18	4.53	(0.35)	(1.05)	(1.40)	19.77	28.44	1,799,847	0.55	0.55	1.87	47
Year ended 10/31/23	19.07	0.35	(0.61)	(0.26)	(0.39)	(1.78)	(2.17)	16.64	(1.85)	1,688,322	0.54	0.54	1.97	39
Year ended 10/31/22	22.89	0.41	(0.57)	(0.16)	(0.43)	(3.23)	(3.66)	19.07	(0.66)	2,027,303	0.53	0.53	2.05	39
Year ended 10/31/21	17.82	0.43	5.43	5.86	(0.49)	(0.30)	(0.79)	22.89	33.45	3,062,152	0.52	0.52	2.02	34
Year ended 10/31/20	20.50	0.49	(2.07)	(1.58)	(0.52)	(0.58)	(1.10)	17.82	(7.98)	3,107,721	0.52	0.52	2.61	8
Class R6
Six months ended 04/30/25	19.77	0.16	(0.33)	(0.17)	(0.17)	(1.85)	(2.02)	17.58	(1.27)	2,100,083	0.47 (d)	0.47 (d)	1.73 (d)	32
Year ended 10/31/24	16.64	0.36	4.19	4.55	(0.37)	(1.05)	(1.42)	19.77	28.52	2,309,843	0.48	0.48	1.94	47
Year ended 10/31/23	19.07	0.36	(0.61)	(0.25)	(0.40)	(1.78)	(2.18)	16.64	(1.77)	2,214,161	0.47	0.47	2.04	39
Year ended 10/31/22	22.89	0.42	(0.57)	(0.15)	(0.44)	(3.23)	(3.67)	19.07	(0.58)	2,702,340	0.46	0.46	2.12	39
Year ended 10/31/21	17.83	0.45	5.42	5.87	(0.51)	(0.30)	(0.81)	22.89	33.49	3,605,804	0.43	0.43	2.11	34
Year ended 10/31/20	20.51	0.50	(2.07)	(1.57)	(0.53)	(0.58)	(1.11)	17.83	(7.88)	4,024,875	0.43	0.43	2.70	8

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.18%, 0.14%, 0.15%, 0.16%,
0.14% and 0.19% for the six months ended April 30, 2025 and for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Diversified Dividend Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Diversified Dividend Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
10
Invesco Diversified Dividend Fund

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $13,478 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $350 million	0.600%
Next $350 million	0.550%
Next $1.3 billion	0.500%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.41%.
11
Invesco Diversified Dividend Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $118,494.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $158,343 in front-end sales commissions from the sale of Class A shares and $6,349 and $1,519 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,346,166,428	$260,987,113	$—	$9,607,153,541
Money Market Funds	278,678,090	85,286,509	—	363,964,599
Total Investments	$9,624,844,518	$346,273,622	$—	$9,971,118,140
12
Invesco Diversified Dividend Fund

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $52,242.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $3,390,986,012 and $4,563,203,060, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,158,231,983
Aggregate unrealized (depreciation) of investments	(232,870,604)
Net unrealized appreciation of investments	$1,925,361,379
Cost of investments for tax purposes is $8,045,756,761.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	5,556,127	$102,492,105	11,864,004	$217,664,292
Class C	297,111	5,379,474	470,414	8,528,719
Class R	701,304	12,957,931	929,146	17,219,512
Class Y	5,078,909	93,254,321	13,417,563	243,746,553
Investor Class	406,278	7,534,600	740,739	13,609,375
Class R5	4,312,799	78,061,652	7,697,008	141,307,869
Class R6	8,059,169	147,442,795	14,197,188	260,016,878
Issued as reinvestment of dividends:
Class A	19,708,573	362,449,231	15,222,254	266,401,070
Class C	626,299	11,293,062	628,234	10,751,141
Class R	695,569	12,850,544	509,046	8,970,179
Class Y	5,217,665	96,109,744	3,891,818	68,072,571
Investor Class	8,090,739	148,476,215	5,782,504	101,553,110
Class R5	9,765,886	179,202,439	7,956,788	139,838,981
Class R6	12,145,006	222,986,163	10,329,881	181,290,156
13
Invesco Diversified Dividend Fund

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	1,219,095	$22,629,177	2,576,703	$48,073,622
Class C	(1,243,348)	(22,629,177)	(2,624,185)	(48,073,622)
Reacquired:
Class A	(18,796,220)	(347,215,581)	(37,786,987)	(693,319,822)
Class C	(649,054)	(11,754,982)	(1,743,056)	(31,465,513)
Class R	(1,146,321)	(21,173,412)	(1,694,631)	(31,507,210)
Class Y	(21,893,250)	(411,385,134)	(23,636,231)	(433,607,750)
Investor Class	(4,789,036)	(88,014,119)	(9,051,275)	(166,989,975)
Class R5	(17,583,731)	(322,660,878)	(26,086,749)	(481,961,590)
Class R6	(17,591,057)	(330,019,481)	(40,754,409)	(753,490,174)
Net increase (decrease) in share activity	(1,811,488)	$(51,733,311)	(47,164,233)	$(913,371,628)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Diversified Dividend Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Diversified Dividend Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
DDI-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Main Street All Cap Fund®
Nasdaq:
A: OMSOX ■ C: OMSCX ■ R: OMSNX ■ Y: OMSYX ■ R5: MSAZX ■ R6: IOAPX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.38%
Aerospace & Defense–2.95%
Airbus SE (France)	65,546	$11,122,534
General Electric Co.	68,280	13,761,151
Howmet Aerospace, Inc.	118,215	16,382,235
		41,265,920
Apparel Retail–0.51%
Burlington Stores, Inc.(b)	31,477	7,083,584
Application Software–1.95%
Salesforce, Inc.	69,612	18,705,440
Unity Software, Inc.(b)(c)	405,308	8,539,840
		27,245,280
Asset Management & Custody Banks–0.48%
Blue Owl Capital, Inc.	358,372	6,640,633
Automobile Manufacturers–0.76%
Tesla, Inc.(b)	37,614	10,613,166
Biotechnology–0.74%
Ascendis Pharma A/S, ADR (Denmark)(b)	60,961	10,390,193
Broadline Retail–4.48%
Amazon.com, Inc.(b)	339,204	62,556,002
Cable & Satellite–1.24%
Comcast Corp., Class A	505,441	17,286,082
Construction Materials–0.56%
CRH PLC	82,441	7,866,520
Consumer Finance–1.62%
American Express Co.	51,042	13,598,099
Discover Financial Services	49,304	9,006,362
		22,604,461
Consumer Staples Merchandise Retail–1.90%
Walmart, Inc.	272,312	26,482,342
Diversified Banks–3.52%
JPMorgan Chase & Co.	165,121	40,391,899
U.S. Bancorp	217,956	8,792,345
		49,184,244
Diversified Financial Services–0.76%
Equitable Holdings, Inc.	215,702	10,666,464
Electric Utilities–1.86%
Constellation Energy Corp.	41,991	9,382,469
PPL Corp.	452,992	16,534,208
		25,916,677
Electrical Components & Equipment–2.46%
Emerson Electric Co.	118,104	12,413,911
Hubbell, Inc.	35,056	12,731,638
Rockwell Automation, Inc.	37,023	9,169,857
		34,315,406
Shares		Value
Electronic Equipment & Instruments–0.57%
Keysight Technologies, Inc.(b)	55,036	$8,002,234
Health Care Distributors–1.02%
Cencora, Inc.	48,693	14,250,980
Health Care Equipment–2.68%
Boston Scientific Corp.(b)	153,487	15,789,208
Medtronic PLC	120,229	10,190,610
Zimmer Biomet Holdings, Inc.	110,593	11,396,608
		37,376,426
Health Care Facilities–0.99%
Tenet Healthcare Corp.(b)	96,510	13,796,105
Health Care Supplies–0.53%
Cooper Cos., Inc. (The)(b)	90,667	7,404,774
Home Improvement Retail–0.98%
Lowe’s Cos., Inc.	61,415	13,729,937
Homebuilding–0.61%
D.R. Horton, Inc.	67,400	8,515,316
Hotels, Resorts & Cruise Lines–1.91%
Royal Caribbean Cruises Ltd.	70,099	15,064,976
Wyndham Hotels & Resorts, Inc.	136,348	11,630,485
		26,695,461
Household Products–1.77%
Procter & Gamble Co. (The)	152,177	24,739,415
Human Resource & Employment Services–0.63%
Paylocity Holding Corp.(b)	45,490	8,738,629
Industrial Gases–1.18%
Linde PLC	36,452	16,521,140
Industrial Machinery & Supplies & Components–1.32%
Lincoln Electric Holdings, Inc.	51,578	9,088,043
Parker-Hannifin Corp.	15,547	9,406,868
		18,494,911
Industrial REITs–1.01%
First Industrial Realty Trust, Inc.	297,437	14,152,053
Insurance Brokers–1.20%
Arthur J. Gallagher & Co.	52,429	16,813,456
Integrated Oil & Gas–1.69%
Chevron Corp.	123,206	16,763,409
Suncor Energy, Inc. (Canada)	193,246	6,819,651
		23,583,060
Integrated Telecommunication Services–0.91%
Verizon Communications, Inc.	287,148	12,651,741
Interactive Media & Services–6.12%
Alphabet, Inc., Class A	250,607	39,796,392
Meta Platforms, Inc., Class A	83,266	45,713,034
		85,509,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street All Cap Fund®

Shares		Value
Internet Services & Infrastructure–1.32%
MongoDB, Inc.(b)	42,416	$7,302,763
Snowflake, Inc., Class A(b)	69,928	11,152,816
		18,455,579
Investment Banking & Brokerage–2.27%
Charles Schwab Corp. (The)	234,352	19,076,253
Raymond James Financial, Inc.	92,230	12,639,199
		31,715,452
IT Consulting & Other Services–0.74%
Amdocs Ltd.	116,446	10,314,787
Life Sciences Tools & Services–0.97%
Lonza Group AG (Switzerland)	18,900	13,579,824
Managed Health Care–1.59%
UnitedHealth Group, Inc.	53,964	22,202,948
Multi-line Insurance–1.26%
American International Group, Inc.	215,666	17,581,092
Multi-Utilities–0.77%
Ameren Corp.	108,603	10,777,762
Oil & Gas Exploration & Production–0.94%
ConocoPhillips	147,553	13,149,923
Oil & Gas Storage & Transportation–0.78%
Cheniere Energy, Inc.	47,002	10,862,632
Passenger Ground Transportation–1.24%
Uber Technologies, Inc.(b)	214,104	17,344,565
Personal Care Products–0.69%
BellRing Brands, Inc.(b)	124,429	9,598,453
Pharmaceuticals–2.71%
Eli Lilly and Co.	32,037	28,799,661
Sanofi S.A., ADR	163,954	9,009,272
		37,808,933
Property & Casualty Insurance–0.61%
Hartford Insurance Group, Inc. (The)	69,910	8,575,860
Restaurants–1.01%
McDonald’s Corp.	44,036	14,076,107
Retail REITs–0.53%
Kimco Realty Corp.	372,317	7,438,894
Semiconductor Materials & Equipment–0.75%
ASML Holding N.V., New York Shares (Netherlands)	15,585	10,412,027
Semiconductors–9.91%
Broadcom, Inc.	176,829	34,034,278
NVIDIA Corp.	811,507	88,389,343
Shares		Value
Semiconductors–(continued)
Texas Instruments, Inc.	99,708	$15,958,265
		138,381,886
Single-Family Residential REITs–0.67%
American Homes 4 Rent, Class A	251,857	9,416,933
Specialty Chemicals–0.49%
DuPont de Nemours, Inc.	104,696	6,908,889
Steel–0.53%
ATI, Inc.(b)	135,193	7,351,795
Systems Software–8.52%
Microsoft Corp.	256,671	101,451,779
ServiceNow, Inc.(b)	18,451	17,620,890
		119,072,669
Technology Hardware, Storage & Peripherals–5.49%
Apple, Inc.	360,880	76,687,000
Tobacco–2.02%
Philip Morris International, Inc.	164,601	28,206,027
Transaction & Payment Processing Services–2.66%
Fiserv, Inc.(b)	58,724	10,838,689
Mastercard, Inc., Class A	47,950	26,279,477
		37,118,166
Total Common Stocks & Other Equity Interests (Cost $887,963,949)		1,388,130,241
Money Market Funds–0.57%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	2,792,292	2,792,292
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	5,185,948	5,185,948
Total Money Market Funds (Cost $7,978,240)		7,978,240
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $895,942,189)		1,396,108,481
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.66%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,561,790	2,561,790
Invesco Private Prime Fund, 4.46%(d)(e)(f)	6,629,166	6,630,492
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,192,282)		9,192,282
TOTAL INVESTMENTS IN SECURITIES–100.61% (Cost $905,134,471)		1,405,300,763
OTHER ASSETS LESS LIABILITIES—(0.61)%		(8,559,340)
NET ASSETS–100.00%		$1,396,741,423
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,708,128	$40,673,153	$(42,588,989)	$-	$-	$2,792,292	$124,509
Invesco Treasury Portfolio, Institutional Class	8,743,931	75,535,854	(79,093,837)	-	-	5,185,948	229,149
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,159,491	107,940,500	(109,538,201)	-	-	2,561,790	140,963*
Invesco Private Prime Fund	15,532,136	261,514,137	(270,415,167)	336	(950)	6,630,492	381,334*
Total	$33,143,686	$485,663,644	$(501,636,194)	$336	$(950)	$17,170,522	$875,955

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street All Cap Fund®

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $887,963,949)*	$1,388,130,241
Investments in affiliated money market funds, at value (Cost $17,170,522)	17,170,522
Cash	500,000
Foreign currencies, at value (Cost $164)	162
Receivable for:
Fund shares sold	291,318
Dividends	808,516
Investment for trustee deferred compensation and retirement plans	121,333
Other assets	237,368
Total assets	1,407,259,460
Liabilities:
Payable for:
Fund shares reacquired	611,065
Collateral upon return of securities loaned	9,192,282
Accrued fees to affiliates	542,709
Accrued trustees’ and officers’ fees and benefits	348
Accrued other operating expenses	50,300
Trustee deferred compensation and retirement plans	121,333
Total liabilities	10,518,037
Net assets applicable to shares outstanding	$1,396,741,423
Net assets consist of:
Shares of beneficial interest	$854,343,855
Distributable earnings	542,397,568
$1,396,741,423
Net Assets:
Class A	$1,166,301,834
Class C	$45,238,243
Class R	$73,363,168
Class Y	$103,168,864
Class R5	$11,424
Class R6	$8,657,890
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	45,835,504
Class C	2,143,706
Class R	3,047,780
Class Y	3,892,574
Class R5	446
Class R6	337,844
Class A:
Net asset value per share	$25.45
Maximum offering price per share (Net asset value of $25.45 ÷ 94.50%)	$26.93
Class C:
Net asset value and offering price per share	$21.10
Class R:
Net asset value and offering price per share	$24.07
Class Y:
Net asset value and offering price per share	$26.50
Class R5:
Net asset value and offering price per share	$25.61
Class R6:
Net asset value and offering price per share	$25.63

*	At April 30, 2025, security with a value of $8,454,422 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street All Cap Fund®

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $63,033)	$8,396,416
Dividends from affiliated money market funds (includes net securities lending income of $21,450)	375,108
Total investment income	8,771,524
Expenses:
Advisory fees	4,714,282
Administrative services fees	105,178
Custodian fees	5,120
Distribution fees:
Class A	1,502,185
Class C	249,077
Class R	190,050
Transfer agent fees — A, C, R and Y	792,404
Transfer agent fees — R5	1
Transfer agent fees — R6	711
Trustees’ and officers’ fees and benefits	15,008
Registration and filing fees	49,230
Reports to shareholders	35,156
Professional services fees	34,569
Other	14,410
Total expenses	7,707,381
Less: Fees waived and/or expense offset arrangement(s)	(46,507)
Net expenses	7,660,874
Net investment income	1,110,650
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	43,110,636
Affiliated investment securities	(950)
Foreign currencies	6,888
43,116,574
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(75,963,668)
Affiliated investment securities	336
Foreign currencies	486
(75,962,846)
Net realized and unrealized gain (loss)	(32,846,272)
Net increase (decrease) in net assets resulting from operations	$(31,735,622)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street All Cap Fund®

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$1,110,650	$5,309,147
Net realized gain	43,116,574	131,380,561
Change in net unrealized appreciation (depreciation)	(75,962,846)	300,241,296
Net increase (decrease) in net assets resulting from operations	(31,735,622)	436,931,004
Distributions to shareholders from distributable earnings:
Class A	(105,988,008)	(42,262,173)
Class C	(4,820,216)	(2,076,262)
Class R	(6,632,517)	(2,382,864)
Class Y	(7,090,170)	(2,738,484)
Class R5	(1,128)	(452)
Class R6	(430,463)	(174,708)
Total distributions from distributable earnings	(124,962,502)	(49,634,943)
Share transactions–net:
Class A	58,797,210	(46,984,527)
Class C	1,300,551	(4,813,691)
Class R	7,025,756	5,499,533
Class Y	30,668,829	3,519,242
Class R6	4,469,624	(285,609)
Net increase (decrease) in net assets resulting from share transactions	102,261,970	(43,065,052)
Net increase (decrease) in net assets	(54,436,154)	344,231,009
Net assets:
Beginning of period	1,451,177,577	1,106,946,568
End of period	$1,396,741,423	$1,451,177,577
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street All Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$28.29	$0.02	$(0.41)	$(0.39)	$(0.12)	$(2.33)	$(2.45)	$25.45	(2.11)%(d)	$1,166,302	1.02%(d)(e)	1.03%(d)(e)	0.18%(d)(e)	20%
Year ended 10/31/24	20.98	0.11	8.14	8.25	(0.06)	(0.88)	(0.94)	28.29	40.43 (d)	1,238,070	1.03 (d)	1.04 (d)	0.43 (d)	54
Year ended 10/31/23	19.99	0.09	2.00	2.09	(0.04)	(1.06)	(1.10)	20.98	11.05 (d)	952,567	1.06 (d)	1.06 (d)	0.41 (d)	56
Year ended 10/31/22	28.54	0.12	(4.36)	(4.24)	(0.16)	(4.15)	(4.31)	19.99	(17.59)(d)	929,660	1.06 (d)	1.06 (d)	0.53 (d)	45
Year ended 10/31/21	20.45	0.05	8.25	8.30	(0.11)	(0.10)	(0.21)	28.54	40.84 (d)	1,229,595	1.07 (d)	1.07 (d)	0.18 (d)	35
Year ended 10/31/20	18.53	0.14	1.94	2.08	(0.09)	(0.07)	(0.16)	20.45	11.24 (d)	938,494	1.12 (d)	1.12 (d)	0.73 (d)	28
Class C
Six months ended 04/30/25	23.83	(0.07)	(0.33)	(0.40)	—	(2.33)	(2.33)	21.10	(2.51)	45,238	1.78 (e)	1.79 (e)	(0.58)(e)	20
Year ended 10/31/24	17.90	(0.07)	6.91	6.84	(0.03)	(0.88)	(0.91)	23.83	39.41	50,025	1.79	1.80	(0.33)	54
Year ended 10/31/23	17.30	(0.06)	1.72	1.66	—	(1.06)	(1.06)	17.90	10.20	41,279	1.82	1.82	(0.35)	56
Year ended 10/31/22	25.35	(0.04)	(3.80)	(3.84)	(0.06)	(4.15)	(4.21)	17.30	(18.25)	41,846	1.82	1.82	(0.23)	45
Year ended 10/31/21	18.31	(0.13)	7.37	7.24	(0.10)	(0.10)	(0.20)	25.35	39.78	60,285	1.83	1.83	(0.58)	35
Year ended 10/31/20	16.66	(0.01)	1.76	1.75	(0.03)	(0.07)	(0.10)	18.31	10.52	61,600	1.88	1.88	(0.03)	28
Class R
Six months ended 04/30/25	26.87	(0.01)	(0.40)	(0.41)	(0.06)	(2.33)	(2.39)	24.07	(2.28)	73,363	1.28 (e)	1.29 (e)	(0.08)(e)	20
Year ended 10/31/24	20.00	0.04	7.75	7.79	(0.04)	(0.88)	(0.92)	26.87	40.06	74,638	1.29	1.30	0.17	54
Year ended 10/31/23	19.12	0.03	1.92	1.95	(0.01)	(1.06)	(1.07)	20.00	10.81	50,630	1.32	1.32	0.15	56
Year ended 10/31/22	27.48	0.06	(4.18)	(4.12)	(0.09)	(4.15)	(4.24)	19.12	(17.82)	46,688	1.32	1.32	0.27	45
Year ended 10/31/21	19.74	(0.02)	7.96	7.94	(0.10)	(0.10)	(0.20)	27.48	40.47	59,603	1.33	1.33	(0.08)	35
Year ended 10/31/20	17.91	0.09	1.88	1.97	(0.07)	(0.07)	(0.14)	19.74	11.01	49,869	1.38	1.38	0.47	28
Class Y
Six months ended 04/30/25	29.40	0.06	(0.45)	(0.39)	(0.18)	(2.33)	(2.51)	26.50	(2.02)	103,169	0.78 (e)	0.79 (e)	0.42 (e)	20
Year ended 10/31/24	21.77	0.18	8.44	8.62	(0.11)	(0.88)	(0.99)	29.40	40.74	83,589	0.79	0.80	0.67	54
Year ended 10/31/23	20.70	0.14	2.09	2.23	(0.10)	(1.06)	(1.16)	21.77	11.36	58,642	0.82	0.82	0.65	56
Year ended 10/31/22	29.41	0.18	(4.52)	(4.34)	(0.22)	(4.15)	(4.37)	20.70	(17.41)	57,359	0.82	0.82	0.77	45
Year ended 10/31/21	21.03	0.11	8.49	8.60	(0.12)	(0.10)	(0.22)	29.41	41.15	71,664	0.83	0.83	0.42	35
Year ended 10/31/20	19.01	0.19	2.01	2.20	(0.11)	(0.07)	(0.18)	21.03	11.59	49,316	0.88	0.88	0.97	28
Class R5
Six months ended 04/30/25	28.50	0.07	(0.43)	(0.36)	(0.20)	(2.33)	(2.53)	25.61	(1.98)	11	0.70 (e)	0.70 (e)	0.50 (e)	20
Year ended 10/31/24	21.12	0.19	8.20	8.39	(0.13)	(0.88)	(1.01)	28.50	40.94	13	0.72	0.72	0.74	54
Year ended 10/31/23	20.13	0.16	2.01	2.17	(0.12)	(1.06)	(1.18)	21.12	11.42	9	0.73	0.73	0.74	56
Year ended 10/31/22	28.72	0.20	(4.39)	(4.19)	(0.25)	(4.15)	(4.40)	20.13	(17.32)	9	0.72	0.72	0.87	45
Year ended 10/31/21	20.53	0.13	8.28	8.41	(0.12)	(0.10)	(0.22)	28.72	41.24	13	0.73	0.73	0.52	35
Year ended 10/31/20	18.56	0.20	1.95	2.15	(0.11)	(0.07)	(0.18)	20.53	11.64	12	0.80	0.80	1.05	28
Class R6
Six months ended 04/30/25	28.51	0.07	(0.42)	(0.35)	(0.20)	(2.33)	(2.53)	25.63	(1.95)	8,658	0.70 (e)	0.70 (e)	0.50 (e)	20
Year ended 10/31/24	21.14	0.19	8.19	8.38	(0.13)	(0.88)	(1.01)	28.51	40.85	4,843	0.72	0.72	0.74	54
Year ended 10/31/23	20.14	0.16	2.02	2.18	(0.12)	(1.06)	(1.18)	21.14	11.46	3,819	0.73	0.73	0.74	56
Year ended 10/31/22	28.74	0.20	(4.40)	(4.20)	(0.25)	(4.15)	(4.40)	20.14	(17.35)	2,875	0.72	0.72	0.87	45
Year ended 10/31/21	20.53	0.14	8.29	8.43	(0.12)	(0.10)	(0.22)	28.74	41.34	3,309	0.73	0.73	0.52	35
Year ended 10/31/20	18.56	0.20	1.96	2.16	(0.12)	(0.07)	(0.19)	20.53	11.68	102	0.80	0.80	1.05	28

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
April 30, 2025 and for the years ended ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street All Cap Fund®

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Main Street All Cap Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
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loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $2,557 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.64%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to
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Invesco Main Street All Cap Fund®

the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $9,121.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $58,453 in front-end sales commissions from the sale of Class A shares and $205 and $2,003 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $3,668 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,363,427,883	$24,702,358	$—	$1,388,130,241
Money Market Funds	7,978,240	9,192,282	—	17,170,522
Total Investments	$1,371,406,123	$33,894,640	$—	$1,405,300,763
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NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $37,386.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $285,129,024 and $296,245,125, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$529,674,142
Aggregate unrealized (depreciation) of investments	(30,948,802)
Net unrealized appreciation of investments	$498,725,340
Cost of investments for tax purposes is $906,575,423.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,335,068	$36,022,415	2,408,510	$60,829,091
Class C	269,060	6,039,645	378,021	8,104,105
Class R	332,538	8,456,542	627,011	15,049,370
Class Y	1,577,099	45,387,557	663,697	17,408,713
Class R6	187,266	4,981,409	67,873	1,747,346
Issued as reinvestment of dividends:
Class A	3,672,209	101,756,318	1,786,194	40,661,420
Class C	206,889	4,766,730	106,344	2,052,285
Class R	251,551	6,600,687	109,549	2,375,518
Class Y	208,266	6,004,307	96,147	2,269,129
Class R6	13,680	381,266	7,081	161,895
Automatic conversion of Class C shares to Class A shares:
Class A	139,588	3,819,659	219,274	5,621,783
Class C	(167,785)	(3,819,659)	(259,264)	(5,621,783)
13
Invesco Main Street All Cap Fund®

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(3,067,445)	$(82,801,182)	(6,059,481)	$(154,096,821)
Class C	(263,531)	(5,686,165)	(431,473)	(9,348,298)
Class R	(314,270)	(8,031,473)	(490,574)	(11,925,355)
Class Y	(735,603)	(20,723,035)	(611,138)	(16,158,600)
Class R6	(32,946)	(893,051)	(85,771)	(2,194,850)
Net increase (decrease) in share activity	3,611,634	$102,261,970	(1,468,000)	$(43,065,052)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

14
Invesco Main Street All Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Main Street All Cap Fund®

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
O-MSA-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Main Street Fund®
Nasdaq:
A: MSIGX ■ C: MIGCX ■ R: OMGNX ■ Y: MIGYX ■ R5: MSJFX ■ R6: OMSIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.15%
Aerospace & Defense–2.60%
Airbus SE (France)	502,334	$85,241,309
General Electric Co.	862,154	173,758,517
		258,999,826
Application Software–3.16%
Intuit, Inc.	115,956	72,758,911
Salesforce, Inc.	634,085	170,384,981
Tyler Technologies, Inc.(b)	133,057	72,289,868
		315,433,760
Asset Management & Custody Banks–0.36%
Ares Management Corp., Class A(c)	234,226	35,726,492
Automobile Manufacturers–0.41%
Tesla, Inc.(b)	144,028	40,638,940
Automotive Retail–0.55%
Valvoline, Inc.(b)(c)	1,602,657	54,907,029
Biotechnology–0.67%
Gilead Sciences, Inc.	374,427	39,891,452
Natera, Inc.(b)(c)	176,677	26,665,860
		66,557,312
Broadline Retail–4.82%
Amazon.com, Inc.(b)	2,605,746	480,551,677
Construction Materials–1.34%
CRH PLC	1,405,056	134,070,444
Consumer Finance–2.17%
American Express Co.	502,899	133,977,323
Discover Financial Services	452,202	82,603,739
		216,581,062
Consumer Staples Merchandise Retail–1.81%
Walmart, Inc.	1,856,488	180,543,458
Diversified Banks–3.92%
Citigroup, Inc.	1,946,450	133,098,251
JPMorgan Chase & Co.	1,055,872	258,287,409
		391,385,660
Diversified Financial Services–1.35%
Equitable Holdings, Inc.	2,722,841	134,644,487
Electric Utilities–1.27%
Constellation Energy Corp.	126,081	28,171,539
PPL Corp.(c)	2,690,483	98,202,629
		126,374,168
Electrical Components & Equipment–1.52%
Emerson Electric Co.	413,733	43,487,475
Hubbell, Inc.	297,482	108,039,514
		151,526,989
Gas Utilities–1.19%
Atmos Energy Corp.(c)	737,907	118,530,001
Shares		Value
Health Care Distributors–1.05%
Cencora, Inc.	359,487	$105,211,060
Health Care Equipment–3.50%
Boston Scientific Corp.(b)	1,209,420	124,413,035
Medtronic PLC(c)	1,699,632	144,060,808
Zimmer Biomet Holdings, Inc.	786,735	81,073,042
		349,546,885
Health Care Facilities–0.55%
Tenet Healthcare Corp.(b)	383,445	54,813,463
Health Care Services–1.15%
CVS Health Corp.	1,713,908	114,334,803
Health Care Supplies–1.25%
Alcon AG	565,271	55,176,102
Cooper Cos., Inc. (The)(b)	854,555	69,791,507
		124,967,609
Home Improvement Retail–0.47%
Lowe’s Cos., Inc.	208,805	46,680,446
Homebuilding–0.43%
D.R. Horton, Inc.	342,841	43,314,532
Hotels, Resorts & Cruise Lines–0.80%
Royal Caribbean Cruises Ltd.(c)	369,375	79,382,381
Household Products–0.82%
Procter & Gamble Co. (The)	503,814	81,905,042
Human Resource & Employment Services–0.54%
Paylocity Holding Corp.(b)	280,662	53,915,170
Industrial Machinery & Supplies & Components–1.83%
Otis Worldwide Corp.	1,076,624	103,646,592
Parker-Hannifin Corp.	130,950	79,232,607
		182,879,199
Industrial REITs–1.46%
Prologis, Inc.	1,421,128	145,239,282
Insurance Brokers–0.98%
Arthur J. Gallagher & Co.	304,675	97,706,226
Integrated Oil & Gas–2.42%
Chevron Corp.	1,024,169	139,348,434
Suncor Energy, Inc. (Canada)	2,892,101	102,062,244
		241,410,678
Integrated Telecommunication Services–1.67%
AT&T, Inc.	6,021,524	166,796,215
Interactive Media & Services–5.63%
Alphabet, Inc., Class A	1,963,479	311,800,465
Meta Platforms, Inc., Class A	455,672	250,163,928
		561,964,393
Internet Services & Infrastructure–0.19%
MongoDB, Inc.(b)	24,588	4,233,316
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street Fund®

Shares		Value
Internet Services & Infrastructure–(continued)
Snowflake, Inc., Class A(b)	95,388	$15,213,432
		19,446,748
Investment Banking & Brokerage–1.82%
Charles Schwab Corp. (The)	2,234,418	181,881,625
Life Sciences Tools & Services–1.34%
Lonza Group AG (Switzerland)	186,733	134,169,377
Managed Health Care–0.81%
UnitedHealth Group, Inc.	196,493	80,845,080
Multi-line Insurance–1.61%
American International Group, Inc.	1,964,621	160,155,904
Multi-Utilities–0.39%
Ameren Corp.	394,108	39,111,278
Oil & Gas Storage & Transportation–0.94%
Cheniere Energy, Inc.	407,215	94,111,459
Passenger Ground Transportation–1.51%
Uber Technologies, Inc.(b)	1,865,389	151,115,163
Personal Care Products–0.19%
Estee Lauder Cos., Inc. (The), Class A	321,808	19,295,608
Pharmaceuticals–2.21%
AstraZeneca PLC, ADR (United Kingdom)	539,954	38,763,298
Eli Lilly and Co.	201,671	181,292,145
		220,055,443
Restaurants–2.07%
McDonald’s Corp.	646,331	206,599,704
Semiconductor Materials & Equipment–0.75%
ASML Holding N.V., New York Shares (Netherlands)	111,675	74,607,834
Semiconductors–9.12%
Broadcom, Inc.	1,059,562	203,933,898
NVIDIA Corp.	5,704,624	621,347,646
Texas Instruments, Inc.	531,597	85,082,100
		910,363,644
Soft Drinks & Non-alcoholic Beverages–0.52%
Keurig Dr Pepper, Inc.	1,494,623	51,699,010
Specialty Chemicals–0.83%
DuPont de Nemours, Inc.	1,252,761	82,669,698
Systems Software–9.03%
Microsoft Corp.	1,903,963	752,560,415
Shares		Value
Systems Software–(continued)
ServiceNow, Inc.(b)	155,085	$148,107,726
		900,668,141
Technology Hardware, Storage & Peripherals–6.20%
Apple, Inc.	2,908,665	618,091,313
Telecom Tower REITs–0.65%
American Tower Corp.	289,480	65,251,687
Tobacco–2.61%
Philip Morris International, Inc.	1,517,986	260,122,081
Transaction & Payment Processing Services–3.51%
Fiserv, Inc.(b)	949,630	175,273,209
Mastercard, Inc., Class A	319,724	175,227,936
		350,501,145
Wireless Telecommunication Services–0.16%
T-Mobile US, Inc.	63,946	15,791,465
Total Common Stocks & Other Equity Interests (Cost $6,742,729,496)		9,793,092,096
Money Market Funds–1.84%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	64,142,443	64,142,443
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	119,121,755	119,121,755
Total Money Market Funds (Cost $183,264,198)		183,264,198
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $6,925,993,694)		9,976,356,294
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.92%
Invesco Private Government Fund, 4.32%(d)(e)(f)	25,399,177	25,399,177
Invesco Private Prime Fund, 4.46%(d)(e)(f)	66,075,946	66,089,161
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $91,489,025)		91,488,338
TOTAL INVESTMENTS IN SECURITIES–100.91% (Cost $7,017,482,719)		10,067,844,632
OTHER ASSETS LESS LIABILITIES—(0.91)%		(90,494,430)
NET ASSETS–100.00%		$9,977,350,202
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,133,687	$426,246,916	$(371,238,160)	$-	$-	$64,142,443	$585,526
Invesco Treasury Portfolio, Institutional Class	16,967,494	791,601,417	(689,447,156)	-	-	119,121,755	1,077,851
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,212,951	411,915,746	(411,729,520)	-	-	25,399,177	324,179*
Invesco Private Prime Fund	65,729,419	955,008,363	(954,645,754)	5,605	(8,472)	66,089,161	938,402*
Total	$117,043,551	$2,584,772,442	$(2,427,060,590)	$5,605	$(8,472)	$274,752,536	$2,925,958

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street Fund®

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $6,742,729,496)*	$9,793,092,096
Investments in affiliated money market funds, at value (Cost $274,753,223)	274,752,536
Cash	3,000,000
Foreign currencies, at value (Cost $164)	162
Receivable for:
Investments sold	59,530,876
Fund shares sold	1,499,179
Dividends	6,020,950
Investment for trustee deferred compensation and retirement plans	597,774
Other assets	83,104
Total assets	10,138,576,677
Liabilities:
Payable for:
Investments purchased	60,164,028
Fund shares reacquired	5,323,745
Collateral upon return of securities loaned	91,489,025
Accrued fees to affiliates	3,425,676
Accrued trustees’ and officers’ fees and benefits	2,045
Accrued other operating expenses	224,182
Trustee deferred compensation and retirement plans	597,774
Total liabilities	161,226,475
Net assets applicable to shares outstanding	$9,977,350,202
Net assets consist of:
Shares of beneficial interest	$6,426,280,350
Distributable earnings	3,551,069,852
$9,977,350,202
Net Assets:
Class A	$8,672,371,311
Class C	$179,375,781
Class R	$301,591,496
Class Y	$522,848,028
Class R5	$12,161
Class R6	$301,151,425
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	156,978,683
Class C	3,700,503
Class R	5,702,580
Class Y	9,551,286
Class R5	218
Class R6	5,501,333
Class A:
Net asset value per share	$55.25
Maximum offering price per share (Net asset value of $55.25 ÷ 94.50%)	$58.47
Class C:
Net asset value and offering price per share	$48.47
Class R:
Net asset value and offering price per share	$52.89
Class Y:
Net asset value and offering price per share	$54.74
Class R5:
Net asset value and offering price per share	$55.78
Class R6:
Net asset value and offering price per share	$54.74

*	At April 30, 2025, securities with an aggregate value of $89,177,016 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street Fund®

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $673,997)	$65,497,710
Dividends from affiliated money market funds (includes net securities lending income of $109,640)	1,773,017
Total investment income	67,270,727
Expenses:
Advisory fees	23,467,558
Administrative services fees	761,425
Custodian fees	36,341
Distribution fees:
Class A	10,579,291
Class C	1,006,908
Class R	790,267
Transfer agent fees — A, C, R and Y	5,121,068
Transfer agent fees — R5	2
Transfer agent fees — R6	48,924
Trustees’ and officers’ fees and benefits	49,336
Registration and filing fees	82,081
Reports to shareholders	173,091
Professional services fees	64,872
Other	73,212
Total expenses	42,254,376
Less: Fees waived and/or expense offset arrangement(s)	(230,611)
Net expenses	42,023,765
Net investment income	25,246,962
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	530,930,203
Affiliated investment securities	(8,472)
Foreign currencies	129,132
531,050,863
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(856,472,815)
Affiliated investment securities	5,605
Foreign currencies	1,799
(856,465,411)
Net realized and unrealized gain (loss)	(325,414,548)
Net increase (decrease) in net assets resulting from operations	$(300,167,586)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street Fund®

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$25,246,962	$57,860,452
Net realized gain	531,050,863	618,369,709
Change in net unrealized appreciation (depreciation)	(856,465,411)	2,506,245,119
Net increase (decrease) in net assets resulting from operations	(300,167,586)	3,182,475,280
Distributions to shareholders from distributable earnings:
Class A	(537,142,535)	(576,384,314)
Class C	(12,021,940)	(16,230,096)
Class R	(18,291,758)	(19,728,467)
Class Y	(33,107,467)	(33,609,206)
Class R5	(801)	(815)
Class R6	(19,874,081)	(30,482,737)
Total distributions from distributable earnings	(620,438,582)	(676,435,635)
Share transactions–net:
Class A	100,428,655	(166,497,595)
Class C	(12,551,320)	(29,672,303)
Class R	12,720,816	517,017
Class Y	25,172,194	(1,663,304)
Class R6	1,483,773	(164,419,073)
Net increase (decrease) in net assets resulting from share transactions	127,254,118	(361,735,258)
Net increase (decrease) in net assets	(793,352,050)	2,144,304,387
Net assets:
Beginning of period	10,770,702,252	8,626,397,865
End of period	$9,977,350,202	$10,770,702,252
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$60.26	$0.14	$(1.66)	$(1.52)	$(0.39)	$(3.10)	$(3.49)	$55.25	(2.97)%(d)	$8,672,371	0.79%(d)(e)	0.79%(d)(e)	0.48%(d)(e)	28%
Year ended 10/31/24	46.88	0.31	16.77	17.08	(0.11)	(3.59)	(3.70)	60.26	38.21 (d)	9,369,552	0.80 (d)	0.80 (d)	0.56 (d)	39
Year ended 10/31/23	45.05	0.32	3.54	3.86	(0.47)	(1.56)	(2.03)	46.88	8.95 (d)	7,375,761	0.80 (d)	0.80 (d)	0.68 (d)	66
Year ended 10/31/22	66.18	0.38	(10.59)	(10.21)	(0.38)	(10.54)	(10.92)	45.05	(18.61)(d)	7,340,263	0.80 (d)	0.80 (d)	0.73 (d)	52
Year ended 10/31/21	48.70	0.35	18.82	19.17	(0.44)	(1.25)	(1.69)	66.18	40.26 (d)	9,808,667	0.82 (d)	0.82 (d)	0.58 (d)	47
Year ended 10/31/20	49.26	0.44	3.08	3.52	(0.43)	(3.65)	(4.08)	48.70	7.38 (d)	7,502,604	0.83 (d)	0.83 (d)	0.93 (d)	37
Class C
Six months ended 04/30/25	53.11	(0.08)	(1.46)	(1.54)	—	(3.10)	(3.10)	48.47	(3.38)	179,376	1.56 (e)	1.56 (e)	(0.29)(e)	28
Year ended 10/31/24	41.95	(0.10)	14.90	14.80	(0.05)	(3.59)	(3.64)	53.11	37.16	209,708	1.57	1.57	(0.21)	39
Year ended 10/31/23	40.46	(0.04)	3.18	3.14	(0.09)	(1.56)	(1.65)	41.95	8.09	189,259	1.57	1.57	(0.09)	66
Year ended 10/31/22	60.54	(0.02)	(9.52)	(9.54)	—	(10.54)	(10.54)	40.46	(19.20)	206,387	1.57	1.57	(0.04)	52
Year ended 10/31/21	44.96	(0.10)	17.31	17.21	(0.38)	(1.25)	(1.63)	60.54	39.19	307,346	1.59	1.59	(0.19)	47
Year ended 10/31/20	45.99	0.07	2.86	2.93	(0.31)	(3.65)	(3.96)	44.96	6.55	300,125	1.60	1.60	0.16	37
Class R
Six months ended 04/30/25	57.76	0.06	(1.58)	(1.52)	(0.25)	(3.10)	(3.35)	52.89	(3.10)	301,591	1.06 (e)	1.06 (e)	0.21 (e)	28
Year ended 10/31/24	45.17	0.16	16.11	16.27	(0.09)	(3.59)	(3.68)	57.76	37.83	316,625	1.07	1.07	0.29	39
Year ended 10/31/23	43.47	0.19	3.41	3.60	(0.34)	(1.56)	(1.90)	45.17	8.63	245,222	1.07	1.07	0.41	66
Year ended 10/31/22	64.21	0.23	(10.21)	(9.98)	(0.22)	(10.54)	(10.76)	43.47	(18.80)	231,671	1.07	1.07	0.46	52
Year ended 10/31/21	47.40	0.18	18.30	18.48	(0.42)	(1.25)	(1.67)	64.21	39.88	291,450	1.09	1.09	0.31	47
Year ended 10/31/20	48.13	0.30	3.00	3.30	(0.38)	(3.65)	(4.03)	47.40	7.09	219,954	1.10	1.10	0.66	37
Class Y
Six months ended 04/30/25	59.81	0.20	(1.64)	(1.44)	(0.53)	(3.10)	(3.63)	54.74	(2.88)	522,848	0.56 (e)	0.56 (e)	0.71 (e)	28
Year ended 10/31/24	46.47	0.44	16.62	17.06	(0.13)	(3.59)	(3.72)	59.81	38.53	546,793	0.57	0.57	0.79	39
Year ended 10/31/23	44.69	0.43	3.50	3.93	(0.59)	(1.56)	(2.15)	46.47	9.20	423,217	0.57	0.57	0.91	66
Year ended 10/31/22	65.75	0.49	(10.49)	(10.00)	(0.52)	(10.54)	(11.06)	44.69	(18.42)	434,168	0.57	0.57	0.96	52
Year ended 10/31/21	48.31	0.48	18.67	19.15	(0.46)	(1.25)	(1.71)	65.75	40.57	596,575	0.59	0.59	0.81	47
Year ended 10/31/20	48.82	0.54	3.07	3.61	(0.47)	(3.65)	(4.12)	48.31	7.64	443,001	0.60	0.60	1.16	37
Class R5
Six months ended 04/30/25	60.90	0.23	(1.68)	(1.45)	(0.57)	(3.10)	(3.67)	55.78	(2.85)	12	0.49 (e)	0.49 (e)	0.78 (e)	28
Year ended 10/31/24	47.23	0.48	16.92	17.40	(0.14)	(3.59)	(3.73)	60.90	38.63	13	0.50	0.50	0.86	39
Year ended 10/31/23	45.40	0.47	3.55	4.02	(0.63)	(1.56)	(2.19)	47.23	9.28	10	0.50	0.50	0.98	66
Year ended 10/31/22	66.63	0.54	(10.64)	(10.10)	(0.59)	(10.54)	(11.13)	45.40	(18.33)	10	0.49	0.49	1.04	52
Year ended 10/31/21	48.89	0.55	18.91	19.46	(0.47)	(1.25)	(1.72)	66.63	40.73	15	0.48	0.48	0.92	47
Year ended 10/31/20	49.33	0.61	3.08	3.69	(0.48)	(3.65)	(4.13)	48.89	7.75	11	0.48	0.48	1.28	37
Class R6
Six months ended 04/30/25	59.83	0.22	(1.64)	(1.42)	(0.57)	(3.10)	(3.67)	54.74	(2.85)	301,151	0.49 (e)	0.49 (e)	0.78 (e)	28
Year ended 10/31/24	46.46	0.47	16.63	17.10	(0.14)	(3.59)	(3.73)	59.83	38.63	328,011	0.50	0.50	0.86	39
Year ended 10/31/23	44.70	0.46	3.49	3.95	(0.63)	(1.56)	(2.19)	46.46	9.26	392,928	0.50	0.50	0.98	66
Year ended 10/31/22	65.78	0.53	(10.48)	(9.95)	(0.59)	(10.54)	(11.13)	44.70	(18.35)	380,913	0.49	0.49	1.04	52
Year ended 10/31/21	48.28	0.54	18.68	19.22	(0.47)	(1.25)	(1.72)	65.78	40.75	539,993	0.48	0.48	0.92	47
Year ended 10/31/20	48.77	0.60	3.05	3.65	(0.49)	(3.65)	(4.14)	48.28	7.75	438,565	0.48	0.48	1.28	37

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended
April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street Fund®

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Main Street Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Main Street Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
10
Invesco Main Street Fund®

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $10,846 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.650%
Next $150 million	0.600%
Next $150 million	0.550%
Next $9.5 billion	0.450%
Over $10 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.44%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to
11
Invesco Main Street Fund®

the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $41,754.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $309,520 in front-end sales commissions from the sale of Class A shares and $8,134 and $2,564 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $163 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,573,681,410	$219,410,686	$—	$9,793,092,096
Money Market Funds	183,264,198	91,488,338	—	274,752,536
Total Investments	$9,756,945,608	$310,899,024	$—	$10,067,844,632
12
Invesco Main Street Fund®

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $188,857.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $2,971,986,548 and $3,538,404,744, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,149,822,931
Aggregate unrealized (depreciation) of investments	(142,485,211)
Net unrealized appreciation of investments	$3,007,337,720
Cost of investments for tax purposes is $7,060,506,912.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,500,909	$146,345,403	5,170,715	$281,617,323
Class C	239,853	12,274,624	495,535	23,949,230
Class R	406,178	22,725,864	801,223	42,638,259
Class Y	1,190,383	69,453,977	1,492,006	81,070,336
Class R6	464,145	27,116,059	1,063,664	58,013,649
Issued as reinvestment of dividends:
Class A	8,470,399	507,460,777	11,087,562	546,640,690
Class C	225,538	11,890,350	366,692	16,038,009
Class R	317,161	18,208,236	414,851	19,651,857
Class Y	487,312	28,902,450	606,070	29,595,136
Class R6	320,691	19,013,790	609,434	29,738,695
Automatic conversion of Class C shares to Class A shares:
Class A	310,372	18,172,263	590,529	32,727,992
Class C	(353,160)	(18,172,263)	(667,267)	(32,727,992)
13
Invesco Main Street Fund®

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(9,781,839)	$(571,549,788)	(18,692,472)	$(1,027,483,600)
Class C	(360,480)	(18,544,031)	(757,288)	(36,931,550)
Class R	(502,083)	(28,213,284)	(1,163,414)	(61,773,099)
Class Y	(1,269,282)	(73,184,233)	(2,062,602)	(112,328,776)
Class R6	(766,312)	(44,646,076)	(4,647,163)	(252,171,417)
Net increase (decrease) in share activity	1,899,785	$127,254,118	(5,291,925)	$(361,735,258)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Main Street Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Main Street Fund®

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
O-MST-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Rising Dividends Fund
Nasdaq:
A: OARDX ■ C: OCRDX ■ R: ONRDX ■ Y: OYRDX ■ R5: RSDQX ■ R6: OIRDX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.60%
Aerospace & Defense–3.24%
Airbus SE (France)	201,384	$34,172,952
Howmet Aerospace, Inc.	256,255	35,511,818
Northrop Grumman Corp.	55,781	27,137,456
		96,822,226
Agricultural & Farm Machinery–0.87%
Deere & Co.	56,077	25,995,054
Application Software–2.62%
Intuit, Inc.	58,818	36,906,530
Salesforce, Inc.	154,008	41,383,490
		78,290,020
Asset Management & Custody Banks–1.37%
BlackRock, Inc.	44,728	40,893,021
Biotechnology–0.98%
AbbVie, Inc.	150,492	29,360,989
Building Products–2.00%
Carlisle Cos., Inc.(b)	74,316	28,201,436
Johnson Controls International PLC	375,529	31,506,883
		59,708,319
Cable & Satellite–0.56%
Comcast Corp., Class A	489,844	16,752,665
Communications Equipment–2.16%
Cisco Systems, Inc.	595,203	34,361,069
Motorola Solutions, Inc.	68,445	30,142,494
		64,503,563
Construction Materials–1.02%
CRH PLC	318,729	30,413,121
Consumer Finance–2.06%
American Express Co.	109,214	29,095,702
Capital One Financial Corp.	180,792	32,589,566
		61,685,268
Consumer Staples Merchandise Retail–2.40%
Walmart, Inc.	738,099	71,780,128
Data Center REITs–0.86%
Digital Realty Trust, Inc.	160,210	25,720,113
Distillers & Vintners–0.69%
Constellation Brands, Inc., Class A	109,976	20,624,899
Diversified Banks–4.85%
Bank of America Corp.	794,059	31,667,073
JPMorgan Chase & Co.	344,002	84,149,769
Wells Fargo & Co.	411,703	29,235,030
		145,051,872
Electric Utilities–1.97%
Constellation Energy Corp.	82,703	18,479,158
Shares		Value
Electric Utilities–(continued)
PPL Corp.	1,109,419	$40,493,794
		58,972,952
Electrical Components & Equipment–2.51%
Emerson Electric Co.	307,500	32,321,325
Hubbell, Inc.	64,669	23,486,488
Rockwell Automation, Inc.	77,605	19,221,206
		75,029,019
Electronic Manufacturing Services–0.99%
TE Connectivity PLC (Switzerland)	202,491	29,640,633
Financial Exchanges & Data–0.98%
Cboe Global Markets, Inc.	131,896	29,254,533
Food Distributors–0.80%
Sysco Corp.	335,661	23,966,195
Health Care Distributors–1.20%
McKesson Corp.	50,193	35,777,068
Health Care Equipment–3.30%
Medtronic PLC	420,409	35,633,867
Stryker Corp.	94,206	35,225,507
Zimmer Biomet Holdings, Inc.	271,355	27,963,133
		98,822,507
Health Care Services–0.57%
CVS Health Corp.	257,149	17,154,410
Home Improvement Retail–1.69%
Lowe’s Cos., Inc.	226,451	50,625,386
Hotels, Resorts & Cruise Lines–1.82%
Marriott International, Inc., Class A	113,034	26,967,651
Royal Caribbean Cruises Ltd.	127,302	27,358,473
		54,326,124
Household Products–2.20%
Procter & Gamble Co. (The)	404,520	65,762,816
Industrial Machinery & Supplies & Components–1.24%
Parker-Hannifin Corp.	61,505	37,214,215
Industrial REITs–1.37%
Prologis, Inc.	401,500	41,033,300
Insurance Brokers–1.34%
Marsh & McLennan Cos., Inc.	177,334	39,983,497
Integrated Oil & Gas–1.28%
Chevron Corp.	281,776	38,338,443
Integrated Telecommunication Services–1.06%
AT&T, Inc.	1,147,491	31,785,501
Interactive Media & Services–3.98%
Alphabet, Inc., Class A	360,892	57,309,650
Meta Platforms, Inc., Class A	112,313	61,659,837
		118,969,487
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

Shares		Value
Investment Banking & Brokerage–1.35%
Charles Schwab Corp. (The)	495,571	$40,339,479
IT Consulting & Other Services–1.21%
Accenture PLC, Class A (Ireland)	120,552	36,063,131
Life Sciences Tools & Services–0.83%
Lonza Group AG (Switzerland)	34,645	24,892,751
Managed Health Care–1.71%
UnitedHealth Group, Inc.	124,370	51,170,793
Multi-line Insurance–1.72%
American International Group, Inc.	632,796	51,585,530
Multi-Utilities–0.83%
Ameren Corp.	251,641	24,972,853
Oil & Gas Exploration & Production–1.37%
ConocoPhillips	460,694	41,057,049
Oil & Gas Storage & Transportation–0.79%
Cheniere Energy, Inc.	102,888	23,778,446
Paper & Plastic Packaging Products & Materials–0.61%
Smurfit WestRock PLC(b)	431,856	18,146,589
Pharmaceuticals–4.32%
Bristol-Myers Squibb Co.	493,018	24,749,503
Eli Lilly and Co.	63,423	57,014,106
Johnson & Johnson	183,925	28,749,317
Sanofi S.A., ADR	338,906	18,622,885
		129,135,811
Property & Casualty Insurance–0.93%
Hartford Insurance Group, Inc. (The)	228,100	27,981,027
Rail Transportation–1.50%
Union Pacific Corp.	208,817	45,033,474
Restaurants–1.90%
McDonald’s Corp.	177,916	56,870,849
Semiconductor Materials & Equipment–0.63%
ASML Holding N.V., New York Shares (Netherlands)(b)	28,283	18,895,307
Semiconductors–7.03%
Broadcom, Inc.	362,846	69,836,970
NVIDIA Corp.	1,037,960	113,054,603
Shares		Value
Semiconductors–(continued)
Texas Instruments, Inc.	172,183	$27,557,889
		210,449,462
Soft Drinks & Non-alcoholic Beverages–0.48%
Keurig Dr Pepper, Inc.	418,720	14,483,525
Systems Software–7.00%
Microsoft Corp.	530,062	209,512,306
Technology Hardware, Storage & Peripherals–4.81%
Apple, Inc.	677,046	143,872,275
Telecom Tower REITs–1.28%
American Tower Corp.	170,292	38,385,520
Tobacco–2.06%
Philip Morris International, Inc.	360,537	61,781,620
Transaction & Payment Processing Services–2.26%
Visa, Inc., Class A	195,646	67,595,693
Total Common Stocks & Other Equity Interests (Cost $1,917,724,184)		2,950,260,834
Money Market Funds–1.27%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d)	13,202,661	13,202,661
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)(d)	24,649,133	24,649,133
Total Money Market Funds (Cost $37,851,794)		37,851,794
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $1,955,575,978)		2,988,112,628
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.80%
Invesco Private Government Fund, 4.32%(c)(d)(e)	6,701,385	6,701,385
Invesco Private Prime Fund, 4.46%(c)(d)(e)	17,267,037	17,270,490
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,972,129)		23,971,875
TOTAL INVESTMENTS IN SECURITIES–100.67% (Cost $1,979,548,107)		3,012,084,503
OTHER ASSETS LESS LIABILITIES—(0.67)%		(20,012,785)
NET ASSETS–100.00%		$2,992,071,718
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,117,766	$82,327,512	$(80,242,617)	$-	$-	$13,202,661	$297,837
Invesco Treasury Portfolio, Institutional Class	20,777,186	152,893,950	(149,022,003)	-	-	24,649,133	551,031
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,825,955	27,032,642	(23,157,212)	-	-	6,701,385	19,513*
Invesco Private Prime Fund	7,326,238	44,569,764	(34,625,232)	(254)	(26)	17,270,490	41,713*
Total	$42,047,145	$306,823,868	$(287,047,064)	$(254)	$(26)	$61,823,669	$910,094

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,917,724,184)*	$2,950,260,834
Investments in affiliated money market funds, at value (Cost $61,823,923)	61,823,669
Cash	3,000,000
Foreign currencies, at value (Cost $149)	145
Receivable for:
Fund shares sold	623,946
Dividends	2,855,089
Investment for trustee deferred compensation and retirement plans	169,392
Other assets	84,707
Total assets	3,018,817,782
Liabilities:
Payable for:
Fund shares reacquired	1,239,739
Collateral upon return of securities loaned	23,972,129
Accrued fees to affiliates	1,182,634
Accrued trustees’ and officers’ fees and benefits	2,159
Accrued other operating expenses	82,349
Trustee deferred compensation and retirement plans	267,054
Total liabilities	26,746,064
Net assets applicable to shares outstanding	$2,992,071,718
Net assets consist of:
Shares of beneficial interest	$1,821,099,205
Distributable earnings	1,170,972,513
$2,992,071,718
Net Assets:
Class A	$2,397,041,223
Class C	$111,456,616
Class R	$116,784,067
Class Y	$312,790,845
Class R5	$12,716
Class R6	$53,986,251
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	100,951,429
Class C	6,246,648
Class R	4,969,712
Class Y	12,444,936
Class R5	536
Class R6	2,155,983
Class A:
Net asset value per share	$23.74
Maximum offering price per share (Net asset value of $23.74 ÷ 94.50%)	$25.12
Class C:
Net asset value and offering price per share	$17.84
Class R:
Net asset value and offering price per share	$23.50
Class Y:
Net asset value and offering price per share	$25.13
Class R5:
Net asset value and offering price per share	$23.72
Class R6:
Net asset value and offering price per share	$25.04

*	At April 30, 2025, securities with an aggregate value of $23,556,536 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $117,650)	$25,899,333
Dividends from affiliated money market funds (includes net securities lending income of $2,850)	851,718
Total investment income	26,751,051
Expenses:
Advisory fees	9,177,948
Administrative services fees	225,371
Custodian fees	12,579
Distribution fees:
Class A	3,141,429
Class C	612,356
Class R	307,344
Transfer agent fees — A, C, R and Y	1,691,188
Transfer agent fees — R5	2
Transfer agent fees — R6	8,117
Trustees’ and officers’ fees and benefits	21,000
Registration and filing fees	64,019
Reports to shareholders	63,809
Professional services fees	37,217
Other	25,331
Total expenses	15,387,710
Less: Fees waived and/or expense offset arrangement(s)	(84,179)
Net expenses	15,303,531
Net investment income	11,447,520
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	135,403,155
Affiliated investment securities	(26)
Foreign currencies	12,164
135,415,293
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(194,287,359)
Affiliated investment securities	(254)
Foreign currencies	148
(194,287,465)
Net realized and unrealized gain (loss)	(58,872,172)
Net increase (decrease) in net assets resulting from operations	$(47,424,652)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$11,447,520	$27,256,011
Net realized gain	135,415,293	367,958,781
Change in net unrealized appreciation (depreciation)	(194,287,465)	419,028,531
Net increase (decrease) in net assets resulting from operations	(47,424,652)	814,243,323
Distributions to shareholders from distributable earnings:
Class A	(283,070,251)	(166,964,811)
Class C	(17,454,971)	(10,649,949)
Class R	(13,908,843)	(8,009,022)
Class Y	(36,406,804)	(22,041,428)
Class R5	(1,642)	(993)
Class R6	(5,994,914)	(3,260,208)
Total distributions from distributable earnings	(356,837,425)	(210,926,411)
Share transactions–net:
Class A	167,189,374	(32,511,046)
Class C	3,343,664	(16,292,285)
Class R	6,985,440	(2,027,979)
Class Y	15,371,038	(5,072,399)
Class R6	5,922,004	6,099,298
Net increase (decrease) in net assets resulting from share transactions	198,811,520	(49,804,411)
Net increase (decrease) in net assets	(205,450,557)	553,512,501
Net assets:
Beginning of period	3,197,522,275	2,644,009,774
End of period	$2,992,071,718	$3,197,522,275
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$27.04	$0.09	$(0.37)	$(0.28)	$(0.13)	$(2.89)	$(3.02)	$23.74	(1.65)%	$2,397,041	0.97%(d)	0.97%(d)	0.73%(d)	21%
Year ended 10/31/24	22.10	0.23	6.47	6.70	(0.22)	(1.54)	(1.76)	27.04	31.76	2,551,130	0.98	0.98	0.90	31
Year ended 10/31/23	21.76	0.22	1.45	1.67	(0.26)	(1.07)	(1.33)	22.10	7.74	2,102,472	0.99	0.99	0.99	29
Year ended 10/31/22	27.44	0.20	(2.67)	(2.47)	(0.12)	(3.09)	(3.21)	21.76	(10.33)	2,085,512	0.96	0.96	0.87	38
Year ended 10/31/21	20.52	0.15	7.30	7.45	(0.15)	(0.38)	(0.53)	27.44	36.83	2,497,385	1.00	1.00	0.62	30
Year ended 10/31/20	20.21	0.20	0.99	1.19	(0.23)	(0.65)	(0.88)	20.52	6.05	1,944,346	1.04	1.04	0.99	28
Class C
Six months ended 04/30/25	21.01	(0.00)	(0.26)	(0.26)	(0.02)	(2.89)	(2.91)	17.84	(2.03)	111,457	1.72 (d)	1.72 (d)	(0.02)(d)	21
Year ended 10/31/24	17.48	0.03	5.07	5.10	(0.03)	(1.54)	(1.57)	21.01	30.81	127,577	1.73	1.73	0.15	31
Year ended 10/31/23	17.37	0.04	1.15	1.19	(0.01)	(1.07)	(1.08)	17.48	6.90	119,923	1.74	1.74	0.24	29
Year ended 10/31/22	22.56	0.02	(2.12)	(2.10)	—	(3.09)	(3.09)	17.37	(11.00)	138,325	1.71	1.71	0.12	38
Year ended 10/31/21	16.95	(0.03)	6.02	5.99	(0.00)	(0.38)	(0.38)	22.56	35.83	195,831	1.75	1.75	(0.13)	30
Year ended 10/31/20	16.77	0.04	0.82	0.86	(0.03)	(0.65)	(0.68)	16.95	5.23	238,458	1.79	1.79	0.24	28
Class R
Six months ended 04/30/25	26.78	0.06	(0.36)	(0.30)	(0.09)	(2.89)	(2.98)	23.50	(1.72)	116,784	1.22 (d)	1.22 (d)	0.48 (d)	21
Year ended 10/31/24	21.90	0.16	6.42	6.58	(0.16)	(1.54)	(1.70)	26.78	31.44	125,636	1.23	1.23	0.65	31
Year ended 10/31/23	21.57	0.17	1.43	1.60	(0.20)	(1.07)	(1.27)	21.90	7.48	103,799	1.24	1.24	0.74	29
Year ended 10/31/22	27.23	0.14	(2.65)	(2.51)	(0.06)	(3.09)	(3.15)	21.57	(10.58)	98,241	1.21	1.21	0.62	38
Year ended 10/31/21	20.36	0.09	7.25	7.34	(0.09)	(0.38)	(0.47)	27.23	36.53	115,326	1.25	1.25	0.37	30
Year ended 10/31/20	20.06	0.15	0.97	1.12	(0.17)	(0.65)	(0.82)	20.36	5.75	94,605	1.29	1.29	0.74	28
Class Y
Six months ended 04/30/25	28.46	0.13	(0.40)	(0.27)	(0.17)	(2.89)	(3.06)	25.13	(1.52)	312,791	0.72 (d)	0.72 (d)	0.98 (d)	21
Year ended 10/31/24	23.18	0.30	6.82	7.12	(0.30)	(1.54)	(1.84)	28.46	32.13	338,207	0.73	0.73	1.15	31
Year ended 10/31/23	22.78	0.30	1.50	1.80	(0.33)	(1.07)	(1.40)	23.18	7.98	278,381	0.74	0.74	1.24	29
Year ended 10/31/22	28.59	0.27	(2.80)	(2.53)	(0.19)	(3.09)	(3.28)	22.78	(10.12)	281,984	0.71	0.71	1.12	38
Year ended 10/31/21	21.36	0.22	7.61	7.83	(0.22)	(0.38)	(0.60)	28.59	37.21	324,469	0.75	0.75	0.87	30
Year ended 10/31/20	21.02	0.26	1.02	1.28	(0.29)	(0.65)	(0.94)	21.36	6.29	255,399	0.79	0.79	1.24	28
Class R5
Six months ended 04/30/25	27.02	0.13	(0.37)	(0.24)	(0.17)	(2.89)	(3.06)	23.72	(1.48)	13	0.64 (d)	0.64 (d)	1.06 (d)	21
Year ended 10/31/24	22.08	0.31	6.48	6.79	(0.31)	(1.54)	(1.85)	27.02	32.23	14	0.65	0.65	1.23	31
Year ended 10/31/23	21.74	0.30	1.44	1.74	(0.33)	(1.07)	(1.40)	22.08	8.11	12	0.65	0.65	1.33	29
Year ended 10/31/22	27.43	0.28	(2.68)	(2.40)	(0.20)	(3.09)	(3.29)	21.74	(10.06)	12	0.63	0.63	1.20	38
Year ended 10/31/21	20.51	0.24	7.30	7.54	(0.24)	(0.38)	(0.62)	27.43	37.33	15	0.65	0.65	0.97	30
Year ended 10/31/20	20.21	0.27	0.98	1.25	(0.30)	(0.65)	(0.95)	20.51	6.41	11	0.67	0.67	1.36	28
Class R6
Six months ended 04/30/25	28.36	0.14	(0.39)	(0.25)	(0.18)	(2.89)	(3.07)	25.04	(1.45)	53,986	0.64 (d)	0.64 (d)	1.06 (d)	21
Year ended 10/31/24	23.11	0.32	6.79	7.11	(0.32)	(1.54)	(1.86)	28.36	32.20	54,958	0.65	0.65	1.23	31
Year ended 10/31/23	22.71	0.31	1.51	1.82	(0.35)	(1.07)	(1.42)	23.11	8.09	39,423	0.65	0.65	1.33	29
Year ended 10/31/22	28.51	0.29	(2.79)	(2.50)	(0.21)	(3.09)	(3.30)	22.71	(10.04)	35,224	0.63	0.63	1.20	38
Year ended 10/31/21	21.31	0.25	7.58	7.83	(0.25)	(0.38)	(0.63)	28.51	37.30	40,929	0.65	0.65	0.97	30
Year ended 10/31/20	20.97	0.29	1.02	1.31	(0.32)	(0.65)	(0.97)	21.31	6.47	28,537	0.64	0.67	1.39	28

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rising Dividends Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rising Dividends Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Rising Dividends Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following

Invesco Rising Dividends Fund

the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $668 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $800 million	0.650%
Next $700 million	0.600%
Next $1 billion	0.580%
Next $2.5 billion	0.560%
Next $5 billion	0.540%
Over $10 billion	0.520%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.58%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to

Invesco Rising Dividends Fund

the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $21,569.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $136,978 in front-end sales commissions from the sale of Class A shares and $813 and $1,007 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,891,195,131	$59,065,703	$—	$2,950,260,834
Money Market Funds	37,851,794	23,971,875	—	61,823,669
Total Investments	$2,929,046,925	$83,037,578	$—	$3,012,084,503
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $62,610.

Invesco Rising Dividends Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $661,786,949 and $814,439,655, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,101,615,100
Aggregate unrealized (depreciation) of investments	(69,463,849)
Net unrealized appreciation of investments	$1,032,151,251
Cost of investments for tax purposes is $1,979,933,252.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,005,242	$76,023,741	5,388,609	$134,030,385
Class C	430,377	8,203,920	817,962	15,827,445
Class R	315,003	7,788,204	722,562	17,858,354
Class Y	826,719	22,200,233	1,662,600	43,081,167
Class R6	252,457	6,740,945	588,659	15,553,673
Issued as reinvestment of dividends:
Class A	10,509,332	264,331,447	6,920,812	159,814,931
Class C	905,041	17,132,285	591,723	10,522,080
Class R	556,675	13,860,174	349,594	7,976,286
Class Y	1,149,087	30,584,824	731,035	17,809,004
Class R6	214,493	5,686,885	119,303	2,903,599
Automatic conversion of Class C shares to Class A shares:
Class A	404,090	10,115,228	816,605	20,330,594
Class C	(535,846)	(10,115,228)	(1,050,322)	(20,330,594)

Invesco Rising Dividends Fund

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(7,318,173)	$(183,281,042)	(13,920,667)	$(346,686,956)
Class C	(626,358)	(11,877,313)	(1,146,678)	(22,311,216)
Class R	(593,655)	(14,662,938)	(1,120,504)	(27,862,619)
Class Y	(1,414,551)	(37,414,019)	(2,517,188)	(65,962,570)
Class R6	(248,543)	(6,505,826)	(476,101)	(12,357,974)
Net increase (decrease) in share activity	7,831,390	$198,811,520	(1,521,996)	$(49,804,411)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Rising Dividends Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Rising Dividends Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
O-RISD-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Summit Fund
Nasdaq:
A: ASMMX ■ C: CSMMX ■ P: SMMIX ■ S: SMMSX ■ Y: ASMYX ■ R5: SMITX ■ R6: SMISX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.49%
Aerospace & Defense–2.62%
AeroVironment, Inc.(b)(c)	81,000	$12,273,120
Axon Enterprise, Inc.(b)	27,000	16,559,100
BAE Systems PLC (United Kingdom)	2,207,700	51,180,309
		80,012,529
Application Software–4.27%
AppLovin Corp., Class A(b)	135,630	36,526,515
Datadog, Inc., Class A(b)	125,910	12,862,966
HubSpot, Inc.(b)	59,940	36,653,310
Samsara, Inc., Class A(b)	577,800	22,915,548
Tyler Technologies, Inc.(b)	39,413	21,413,083
		130,371,422
Asset Management & Custody Banks–2.65%
Blackstone, Inc., Class A	239,129	31,495,681
Blue Owl Capital, Inc.	674,100	12,491,073
KKR & Co., Inc., Class A	322,153	36,812,423
		80,799,177
Automobile Manufacturers–2.05%
Tesla, Inc.(b)	221,940	62,622,590
Biotechnology–4.00%
AbbVie, Inc.	207,900	40,561,290
Alnylam Pharmaceuticals, Inc.(b)	122,910	32,354,828
Natera, Inc.(b)	324,900	49,037,157
		121,953,275
Broadline Retail–8.68%
Amazon.com, Inc.(b)	1,245,600	229,713,552
MercadoLibre, Inc. (Brazil)(b)	15,030	35,032,675
		264,746,227
Building Products–1.24%
Johnson Controls International PLC	451,530	37,883,367
Communications Equipment–1.27%
Arista Networks, Inc.(b)	469,296	38,608,982
Construction Machinery & Heavy Transportation Equipment– 0.87%
Wabtec Corp.	143,460	26,502,800
Construction Materials–0.54%
Vulcan Materials Co.	62,820	16,479,571
Consumer Staples Merchandise Retail–0.24%
Walmart, Inc.	75,360	7,328,760
Diversified Support Services–0.67%
Cintas Corp.	97,020	20,537,194
Electrical Components & Equipment–1.83%
AMETEK, Inc.	39,420	6,684,844
Eaton Corp. PLC	99,180	29,195,616
Vertiv Holdings Co., Class A	233,744	19,957,063
		55,837,523
Shares		Value
Financial Exchanges & Data–2.01%
CME Group, Inc., Class A	160,273	$44,408,443
Moody’s Corp.	37,170	16,842,470
		61,250,913
Food Distributors–0.95%
US Foods Holding Corp.(b)	442,440	29,050,610
Food Retail–0.23%
Casey’s General Stores, Inc.	15,300	7,077,627
Health Care Distributors–1.26%
McKesson Corp.	53,725	38,294,643
Health Care Equipment–4.28%
Boston Scientific Corp.(b)	502,290	51,670,572
DexCom, Inc.(b)	124,740	8,903,941
Intuitive Surgical, Inc.(b)	135,577	69,930,617
		130,505,130
Home Improvement Retail–0.45%
Home Depot, Inc. (The)	37,800	13,626,522
Hotels, Resorts & Cruise Lines–1.37%
Booking Holdings, Inc.	8,199	41,808,997
Industrial Machinery & Supplies & Components–0.61%
Parker-Hannifin Corp.	30,915	18,705,430
Integrated Oil & Gas–0.57%
Suncor Energy, Inc. (Canada)	491,400	17,355,481
Interactive Home Entertainment–2.47%
Nintendo Co. Ltd. (Japan)	322,200	26,749,041
Take-Two Interactive Software, Inc.(b)	208,608	48,672,419
		75,421,460
Interactive Media & Services–9.11%
Alphabet, Inc., Class A	8,280	1,314,864
Alphabet, Inc., Class C	643,410	103,518,235
Meta Platforms, Inc., Class A	315,360	173,132,640
		277,965,739
Internet Services & Infrastructure–1.79%
Shopify, Inc., Class A (Canada)(b)	240,300	22,828,500
Snowflake, Inc., Class A(b)	199,350	31,794,331
		54,622,831
Leisure Facilities–0.77%
Life Time Group Holdings, Inc.(b)(c)	766,165	23,490,619
Managed Health Care–0.33%
UnitedHealth Group, Inc.	24,300	9,997,992
Movies & Entertainment–5.28%
Netflix, Inc.(b)	95,310	107,864,233
Spotify Technology S.A. (Sweden)(b)	86,533	53,129,532
		160,993,765
Oil & Gas Equipment & Services–0.21%
TechnipFMC PLC (United Kingdom)	223,200	6,287,544
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Summit Fund

Shares		Value
Pharmaceuticals–0.91%
Eli Lilly and Co.	30,832	$27,716,426
Real Estate Services–1.06%
Jones Lang LaSalle, Inc.(b)	141,831	32,253,788
Restaurants–0.83%
DoorDash, Inc., Class A(b)	131,400	25,345,746
Semiconductors–13.59%
Astera Labs, Inc.(b)	381,447	24,912,304
Broadcom, Inc.	543,653	104,636,893
Monolithic Power Systems, Inc.	33,300	19,750,230
NVIDIA Corp.	2,362,911	257,368,266
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	47,942	7,991,452
		414,659,145
Systems Software–10.22%
Check Point Software Technologies Ltd. (Israel)(b)	103,500	22,724,460
GitLab, Inc., Class A(b)	261,000	12,180,870
Microsoft Corp.	522,620	206,570,781
ServiceNow, Inc.(b)	73,629	70,316,431
		311,792,542
Technology Hardware, Storage & Peripherals–5.34%
Apple, Inc.	765,855	162,744,187
Trading Companies & Distributors–0.36%
United Rentals, Inc.	17,370	10,968,287
Shares		Value
Transaction & Payment Processing Services–3.56%
Mastercard, Inc., Class A	198,396	$108,732,912
Total Common Stocks & Other Equity Interests (Cost $1,456,312,850)		3,004,351,753
Money Market Funds–1.50%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	15,982,356	15,982,356
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	29,681,255	29,681,255
Total Money Market Funds (Cost $45,663,611)		45,663,611
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $1,501,976,461)		3,050,015,364
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.20%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,935,901	2,935,901
Invesco Private Prime Fund, 4.46%(d)(e)(f)	3,282,799	3,283,456
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,219,357)		6,219,357
TOTAL INVESTMENTS IN SECURITIES–100.19% (Cost $1,508,195,818)		3,056,234,721
OTHER ASSETS LESS LIABILITIES—(0.19)%		(5,653,602)
NET ASSETS–100.00%		$3,050,581,119
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,734,015	$82,878,288	$(69,629,947)	$-	$-	$15,982,356	$115,071
Invesco Treasury Portfolio, Institutional Class	5,077,192	153,916,820	(129,312,757)	-	-	29,681,255	211,707
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	147,899,841	(144,963,940)	-	-	2,935,901	180,379*
Invesco Private Prime Fund	41,620,044	277,942,549	(316,278,977)	2,082	(2,242)	3,283,456	492,020*
Total	$49,431,251	$662,637,498	$(660,185,621)	$2,082	$(2,242)	$51,882,968	$999,177

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Summit Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,456,312,850)*	$3,004,351,753
Investments in affiliated money market funds, at value (Cost $51,882,968)	51,882,968
Foreign currencies, at value (Cost $105,021)	110,747
Receivable for:
Fund shares sold	291,791
Dividends	1,932,666
Investment for trustee deferred compensation and retirement plans	342,734
Other assets	101,924
Total assets	3,059,014,583
Liabilities:
Payable for:
Fund shares reacquired	1,157,791
Collateral upon return of securities loaned	6,219,357
Accrued fees to affiliates	626,303
Accrued trustees’ and officers’ fees and benefits	119
Accrued other operating expenses	66,713
Trustee deferred compensation and retirement plans	363,181
Total liabilities	8,433,464
Net assets applicable to shares outstanding	$3,050,581,119
Net assets consist of:
Shares of beneficial interest	$1,364,995,562
Distributable earnings	1,685,585,557
$3,050,581,119
Net Assets:
Class A	$437,009,608
Class C	$20,737,783
Class P	$2,554,811,573
Class S	$4,641,168
Class Y	$17,036,258
Class R5	$14,390
Class R6	$16,330,339
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	17,385,860
Class C	1,059,989
Class P	97,879,203
Class S	180,978
Class Y	650,394
Class R5	546
Class R6	616,427
Class A:
Net asset value per share	$25.14
Maximum offering price per share (Net asset value of $25.14 ÷ 94.50%)	$26.60
Class C:
Net asset value and offering price per share	$19.56
Class P:
Net asset value and offering price per share	$26.10
Class S:
Net asset value and offering price per share	$25.64
Class Y:
Net asset value and offering price per share	$26.19
Class R5:
Net asset value and offering price per share	$26.36
Class R6:
Net asset value and offering price per share	$26.49

*	At April 30, 2025, securities with an aggregate value of $5,980,165 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Summit Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $122,433)	$7,619,995
Dividends from affiliated money market funds (includes net securities lending income of $27,291)	354,069
Total investment income	7,974,064
Expenses:
Advisory fees	10,775,126
Administrative services fees	248,965
Custodian fees	11,794
Distribution fees:
Class A	600,809
Class C	120,680
Class P	1,433,605
Class S	3,804
Transfer agent fees — A, C, P, S and Y	1,111,249
Transfer agent fees — R5	2
Transfer agent fees — R6	2,551
Trustees’ and officers’ fees and benefits	21,878
Registration and filing fees	60,557
Reports to shareholders	30,277
Professional services fees	36,760
Other	27,359
Total expenses	14,485,416
Less: Fees waived and/or expense offset arrangement(s)	(58,370)
Net expenses	14,427,046
Net investment income (loss)	(6,452,982)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	152,322,720
Affiliated investment securities	(2,242)
Foreign currencies	(11,077)
152,309,401
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(361,092,633)
Affiliated investment securities	2,082
Foreign currencies	30,434
(361,060,117)
Net realized and unrealized gain (loss)	(208,750,716)
Net increase (decrease) in net assets resulting from operations	$(215,203,698)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Summit Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income (loss)	$(6,452,982)	$(10,422,103)
Net realized gain	152,309,401	254,397,873
Change in net unrealized appreciation (depreciation)	(361,060,117)	911,038,081
Net increase (decrease) in net assets resulting from operations	(215,203,698)	1,155,013,851
Distributions to shareholders from distributable earnings:
Class A	(10,334,888)	—
Class C	(674,083)	—
Class P	(59,950,901)	—
Class S	(107,215)	—
Class Y	(421,133)	—
Class R5	(308)	—
Class R6	(352,178)	—
Total distributions from distributable earnings	(71,840,706)	—
Share transactions–net:
Class A	5,692,322	(6,303,521)
Class C	(1,346,917)	(4,000,638)
Class P	(91,248,714)	(282,919,949)
Class S	34,805	(270,872)
Class Y	(991,771)	(12,389,303)
Class R5	1,051	3,771
Class R6	520,486	(2,283,220)
Net increase (decrease) in net assets resulting from share transactions	(87,338,738)	(308,163,732)
Net increase (decrease) in net assets	(374,383,142)	846,850,119
Net assets:
Beginning of period	3,424,964,261	2,578,114,142
End of period	$3,050,581,119	$3,424,964,261
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Summit Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$27.48	$(0.07)	$(1.67)	$(1.74)	$(0.60)	$25.14	(6.70)%	$437,010	0.98%(d)	0.98%(d)	(0.51)%(d)	27%
Year ended 10/31/24	18.82	(0.11)	8.77	8.66	—	27.48	46.01	473,669	0.98	0.98	(0.46)	57
Year ended 10/31/23	18.33	(0.05)	2.20	2.15	(1.66)	18.82	13.19	328,711	1.00	1.00	(0.26)	62
Year ended 10/31/22	33.40	(0.03)	(9.58)	(9.61)	(5.46)	18.33	(33.39)	293,295	0.99	0.99	(0.15)	78
Year ended 10/31/21	26.25	(0.16)	9.21	9.05	(1.90)	33.40	35.85	476,470	0.99	0.99	(0.53)	47
Year ended 10/31/20	21.77	(0.07)	6.42	6.35	(1.87)	26.25	31.23	299,616	0.99	0.99	(0.30)	38
Class C
Six months ended 04/30/25	21.59	(0.13)	(1.30)	(1.43)	(0.60)	19.56	(7.10)	20,738	1.73 (d)	1.73 (d)	(1.26)(d)	27
Year ended 10/31/24	14.90	(0.23)	6.92	6.69	—	21.59	44.90	24,385	1.73	1.73	(1.21)	57
Year ended 10/31/23	14.96	(0.15)	1.75	1.60	(1.66)	14.90	12.41	19,676	1.75	1.75	(1.01)	62
Year ended 10/31/22	28.53	(0.17)	(7.94)	(8.11)	(5.46)	14.96	(33.93)	16,613	1.74	1.74	(0.90)	78
Year ended 10/31/21	22.82	(0.34)	7.95	7.61	(1.90)	28.53	34.86	31,198	1.74	1.74	(1.28)	47
Year ended 10/31/20	19.29	(0.22)	5.62	5.40	(1.87)	22.82	30.25	24,427	1.74	1.74	(1.05)	38
Class P
Six months ended 04/30/25	28.49	(0.05)	(1.74)	(1.79)	(0.60)	26.10	(6.64)	2,554,812	0.83 (d)	0.83 (d)	(0.36)(d)	27
Year ended 10/31/24	19.49	(0.08)	9.08	9.00	—	28.49	46.18	2,884,941	0.83	0.83	(0.31)	57
Year ended 10/31/23	18.89	(0.02)	2.28	2.26	(1.66)	19.49	13.40	2,189,443	0.85	0.85	(0.11)	62
Year ended 10/31/22	34.21	0.00	(9.86)	(9.86)	(5.46)	18.89	(33.32)	2,086,384	0.84	0.84	0.00	78
Year ended 10/31/21	26.80	(0.12)	9.43	9.31	(1.90)	34.21	36.09	3,369,237	0.84	0.84	(0.38)	47
Year ended 10/31/20	22.16	(0.04)	6.55	6.51	(1.87)	26.80	31.42	2,675,601	0.84	0.84	(0.15)	38
Class S
Six months ended 04/30/25	28.01	(0.06)	(1.71)	(1.77)	(0.60)	25.64	(6.68)	4,641	0.88 (d)	0.88 (d)	(0.41)(d)	27
Year ended 10/31/24	19.17	(0.09)	8.93	8.84	—	28.01	46.11	5,040	0.88	0.88	(0.36)	57
Year ended 10/31/23	18.62	(0.03)	2.24	2.21	(1.66)	19.17	13.32	3,647	0.90	0.90	(0.16)	62
Year ended 10/31/22	33.81	(0.01)	(9.72)	(9.73)	(5.46)	18.62	(33.33)	3,631	0.89	0.89	(0.05)	78
Year ended 10/31/21	26.52	(0.13)	9.32	9.19	(1.90)	33.81	36.02	5,626	0.89	0.89	(0.43)	47
Year ended 10/31/20	21.95	(0.05)	6.49	6.44	(1.87)	26.52	31.40	4,435	0.89	0.89	(0.20)	38
Class Y
Six months ended 04/30/25	28.58	(0.04)	(1.75)	(1.79)	(0.60)	26.19	(6.62)	17,036	0.73 (d)	0.73 (d)	(0.26)(d)	27
Year ended 10/31/24	19.52	(0.05)	9.11	9.06	—	28.58	46.42	19,651	0.73	0.73	(0.21)	57
Year ended 10/31/23	18.90	0.00	2.28	2.28	(1.66)	19.52	13.50	22,986	0.75	0.75	(0.01)	62
Year ended 10/31/22	34.20	0.02	(9.86)	(9.84)	(5.46)	18.90	(33.26)	61,282	0.74	0.74	0.10	78
Year ended 10/31/21	26.77	(0.09)	9.42	9.33	(1.90)	34.20	36.22	85,356	0.74	0.74	(0.28)	47
Year ended 10/31/20	22.12	(0.01)	6.53	6.52	(1.87)	26.77	31.53	47,894	0.74	0.74	(0.05)	38
Class R5
Six months ended 04/30/25	28.75	(0.03)	(1.76)	(1.79)	(0.60)	26.36	(6.58)	14	0.69 (d)	0.69 (d)	(0.22)(d)	27
Year ended 10/31/24	19.64	(0.04)	9.15	9.11	—	28.75	46.38	15	0.69	0.69	(0.17)	57
Year ended 10/31/23	19.01	(0.00)	2.29	2.29	(1.66)	19.64	13.48	7	0.77	0.77	(0.03)	62
Year ended 10/31/22	34.37	0.02	(9.92)	(9.90)	(5.46)	19.01	(33.27)	801	0.77	0.77	0.07	78
Year ended 10/31/21	26.91	(0.10)	9.46	9.36	(1.90)	34.37	36.14	1,848	0.77	0.77	(0.31)	47
Year ended 10/31/20	22.22	(0.02)	6.58	6.56	(1.87)	26.91	31.57	1,002	0.76	0.76	(0.07)	38
Class R6
Six months ended 04/30/25	28.89	(0.03)	(1.77)	(1.80)	(0.60)	26.49	(6.58)	16,330	0.69 (d)	0.69 (d)	(0.22)(d)	27
Year ended 10/31/24	19.73	(0.04)	9.20	9.16	—	28.89	46.43	17,264	0.69	0.69	(0.17)	57
Year ended 10/31/23	19.08	0.01	2.30	2.31	(1.66)	19.73	13.54	13,643	0.70	0.70	0.04	62
Year ended 10/31/22	34.45	0.03	(9.94)	(9.91)	(5.46)	19.08	(33.22)	14,329	0.70	0.70	0.14	78
Year ended 10/31/21	26.95	(0.07)	9.47	9.40	(1.90)	34.45	36.24	23,732	0.70	0.70	(0.24)	47
Year ended 10/31/20	22.24	(0.00)	6.58	6.58	(1.87)	26.95	31.64	16,436	0.70	0.70	(0.01)	38

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Summit Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Summit Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment
9
Invesco Summit Fund

of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $3,565 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $10 million	1.000%
Next $140 million	0.750%
Over $150 million	0.625%
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
10
Invesco Summit Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.85%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $8,144.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C shares, Class P shares and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $83,745 in front-end sales commissions from the sale of Class A shares and $3,410 and $78 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $23,667 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,926,422,403	$77,929,350	$—	$3,004,351,753
Money Market Funds	45,663,611	6,219,357	—	51,882,968
Total Investments	$2,972,086,014	$84,148,707	$—	$3,056,234,721
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $50,226.
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Invesco Summit Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $899,469,320 and $1,101,645,708, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,600,232,512
Aggregate unrealized (depreciation) of investments	(59,994,899)
Net unrealized appreciation of investments	$1,540,237,613
Cost of investments for tax purposes is $1,515,997,108.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,632,193	$45,063,905	2,943,468	$71,063,859
Class C	105,970	2,292,499	273,580	5,165,850
Class P	274,239	7,795,373	654,321	16,273,788
Class S	770	22,371	4,026	97,041
Class Y	125,254	3,559,686	372,492	9,478,555
Class R5	30	971	133	3,771
Class R6	71,523	2,014,367	104,000	2,713,988
Issued as reinvestment of dividends:
Class A	327,183	9,903,820	-	-
Class C	27,858	658,285	-	-
Class P	1,838,500	57,765,684	-	-
Class S	3,369	103,993	-	-
Class Y	9,723	306,384	-	-
Class R5	3	80	-	-
Class R6	10,491	334,349	-	-
Automatic conversion of Class C shares to Class A shares:
Class A	73,341	2,025,073	115,374	2,887,371
Class C	(94,005)	(2,025,073)	(146,382)	(2,887,371)
12
Invesco Summit Fund

Summary of Share Activity
	Six months ended April 30, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(1,885,130)	$(51,300,476)	(3,287,007)	$(80,254,751)
Class C	(109,471)	(2,272,628)	(318,359)	(6,279,117)
Class P	(5,485,474)	(156,809,771)	(11,759,520)	(299,193,737)
Class S	(3,095)	(91,559)	(14,387)	(367,913)
Class Y	(172,228)	(4,857,841)	(862,182)	(21,867,858)
Class R6	(63,113)	(1,828,230)	(197,878)	(4,997,208)
Net increase (decrease) in share activity	(3,312,069)	$(87,338,738)	(12,118,321)	$(308,163,732)
13
Invesco Summit Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco Summit Fund

SEC file number(s): 811-01424 and 002-25469
Invesco Distributors, Inc.
SUM-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Equity Funds (Invesco Equity Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: July 2, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:July 2, 2025